UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                           811-09086

TD ASSET MANAGEMENT USA FUNDS INC.
(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)
(Exact name of registrant as specified in charter)

31 West 52nd Street, New York, New York 10019
(Address of principal executive offices)	(Zip code)

Mark Bell, President, TD Asset Management USA Funds Inc., 31 West 52nd Street, NY, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-827-7061

Date of fiscal year end:  October 31, 2011

Date of reporting period:  July  31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	CERTIFICATES OF DEPOSIT—24.5%
$48,000,000	Australia & New Zealand Banking Group, 0.18%, due 9/14/11	$48,000,000
49,000,000	Australia & New Zealand Banking Group, 0.19%, due 9/29/11	49,000,000
48,000,000	Australia & New Zealand Banking Group, 0.18%, due 11/14/11	48,000,000
50,000,000	Bank of Montreal, 0.11%, due 8/30/11	50,000,000
49,000,000	Bank of Montreal, 0.28%, due 10/24/11	49,000,000
36,700,000	Bank of Montreal, 0.28%, due 10/27/11	36,708,940
50,000,000	Bank of Nova Scotia, 0.19%, due 9/27/11	50,000,000
25,000,000	Bank of Nova Scotia, 0.17%, due 10/19/11	25,000,000
48,000,000	Bank of Nova Scotia, 0.23%, due 6/4/12	48,000,000
50,000,000	Bank of Nova Scotia, 0.60%, due 6/18/12	50,000,000
49,500,000	Canadian Imperial Bank of Commerce, 0.12%, due 8/10/11	49,500,000
49,000,000	Canadian Imperial Bank of Commerce, 0.24%, due 11/9/11	49,000,000
50,000,000	Canadian Imperial Bank of Commerce, 0.34%, due 1/17/12	50,000,000
48,500,000	Canadian Imperial Bank of Commerce, 0.17%, due 2/3/12	48,500,000
35,000,000	Canadian Imperial Bank of Commerce, 0.26%, due 4/30/12	35,000,000
49,000,000	National Australia Bank, 0.06%, due 8/22/11	48,999,857
15,000,000	National Australia Bank, 0.50%, due 12/30/12	15,015,624
50,000,000	National Bank of Canada, NY, 0.16%, due 8/9/11	50,000,000
49,000,000	National Bank of Canada, NY, 0.32%, due 11/3/11	49,000,000
49,000,000	National Bank of Canada, NY, 0.28%, due 12/28/11	49,000,000
50,000,000	National Bank of Canada, NY, 0.26%, due 6/1/12	50,000,000
30,000,000	Royal Bank of Canada, NY, 0.26%, due 8/5/11	30,000,000
30,000,000	Royal Bank of Canada, NY, 0.28%, due 8/15/11	30,001,517
30,000,000	Royal Bank of Canada, NY, 0.28%, due 10/3/11	30,000,000
48,000,000	Royal Bank of Canada, NY, 0.33%, due 12/2/11	48,000,000
48,000,000	Royal Bank of Canada, NY, 0.30%, due 12/23/11	48,000,000
34,000,000	Royal Bank of Canada, NY, 0.27%, due 1/20/12	34,000,000
24,000,000	Royal Bank of Canada, NY, 0.24%, due 3/29/12	24,000,000
50,000,000	Westpac Banking Corp., NY, 0.28%, due 9/28/11	50,000,804
50,000,000	Westpac Banking Corp., NY, 0.27%, due 10/11/11	50,000,000
50,000,000	Westpac Banking Corp., NY, 0.27%, due 10/21/11	50,001,125
25,000,000	Westpac Banking Corp., NY, 0.26%, due 11/3/11	25,006,500
49,000,000	Westpac Banking Corp., NY, 0.30%, due 1/23/12	49,000,000
49,000,000	Westpac Banking Corp., NY, 0.27%, due 4/13/12	49,000,000
		1,464,734,367

	COMMERCIAL PAPER

	BANKS—8.3%
50,000,000	Australia & New Zealand Banking Group, 0.32%, due 11/22/11 (Note D)	49,943,500
25,000,000	Australia & New Zealand Banking Group, 0.36%, due 1/17/11 (Note D)	24,962,444
49,000,000	Bank of Montreal, 0.09%, due 9/1/11	48,996,203
48,000,000	Commonwealth Bank of Australia, NY, 0.32%, due 8/22/11 (Note D)	47,991,040
49,000,000	Commonwealth Bank of Australia, NY, 0.11%, due 8/30/11 (Note D)	48,995,658
50,000,000	Commonwealth Bank of Australia, NY, 0.29%, due 9/16/11 (Note D)	49,999,950
49,000,000	Commonwealth Bank of Australia, NY, 0.27%, due 10/6/11 (Note D)	49,001,097
25,000,000	Commonwealth Bank of Australia, NY, 0.29%, due 4/30/12 (Note D)	25,000,000
100,000,000	JPMorgan Chase Bank, 0.15%, due 8/4/11	99,998,750
50,000,000	JPMorgan Chase Bank, 0.15%, due 8/18/11	49,996,458
		494,885,100

	DOMESTIC/FOREIGN BANK SUPPORTED —0.8%
50,000,000	National Australia Funding, 0.16% (LOC: National Australia Bank) (Note D)	49,992,250

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	INDUSTRIAL & OTHER COMMERCIAL PAPER—14.4%
$50,000,000	Caisse Centrale Desjardins du Quebec, 0.10%, due 8/8/11 (Note D)	$49,999,028
50,000,000	Caisse Centrale Desjardins du Quebec, 0.11%, due 8/23/11 (Note D)	49,996,792
48,000,000	Caisse Centrale Desjardins du Quebec, 0.11%, due 8/29/11 (Note D)	47,996,080
48,000,000	Caisse Centrale Desjardins du Quebec, 0.10%, due 9/2/11 (Note D)	47,995,733
50,000,000	General Electric Capital Corp, 0.07%, due 8/1/11	50,000,000
25,000,000	General Electric Capital Corp, 0.06%, due 8/11/11	24,999,583
50,000,000	General Electric Capital Corp, 0.09%, due 8/12/11	49,998,625
50,000,000	General Electric Capital Corp, 0.09%, due 8/16/11	49,998,125
50,000,000	Johnson & Johnson, 0.10%, due 9/2/11 (Note D)	49,995,556
41,500,000	Leland Stanford Jr. University, 0.15%, 8/30/11	41,494,985
50,000,000	Procter & Gamble, 0.08%, due 9/21/11 (Note D)	49,994,333
48,000,000	Procter & Gamble, 0.11%, due 11/14/11 (Note D)	47,984,600
39,600,000	Province of Quebec, 0.13%, due 10/13/11 (Note D)	39,589,561
49,000,000	Province of Quebec, 0.14%, due 10/14/11 (Note D)	48,986,403
96,500,000	University Of California, 0..18%, due 9/20/11	96,475,542
10,000,000	University Of California, 0.14%, due 10/5/11	9,997,472
49,000,000	University Of California, 0.14%, due 11/15/11	48,979,801
21,000,000	Yale University, 0.18%, due 9/20/11	20,994,750
21,000,000	Yale University, 0.18%, due 10/3/11	20,993,385
18,000,000	Yale University, 0.14%, due 11/15/11	17,992,580
		864,462,934

	TOTAL COMMERCIAL PAPER—23.5%	1,409,340,284

	U.S. GOVERNMENT AGENCY OBLIGATIONS—11.8%
30,000,000	Fannie Mae Discount Notes, 0.11%, due 11/2/11 (Notes B, E)	29,991,475
35,000,000	Fannie Mae Discount Notes, 0.11%, due 11/9/11 (Notes B, E)	34,989,306
70,000,000	Federal Home Loan Bank, 0.12%, due 1/30/12	69,992,012
85,000,000	Federal Home Loan Bank Discount Notes, 0.07%, due 8/2/11 (Note B)	84,999,835
82,000,000	Federal Home Loan Bank Discount Notes, 0.09%, due 9/14/11 (Note B)	81,991,481
13,700,000	Federal Farm Credit Bank, 0.16%, due 12/7/11	13,697,173
29,000,000	Federal Farm Credit Bank, 0.30%, due 12/12/11	29,018,573
25,000,000	Federal Farm Credit Bank, 0.25%, due 4/2/12	24,995,793
36,350,000	Federal Farm Credit Bank, 0.27%, due 4/25/12	36,351,548
87,000,000	Freddie Mac, 0.10%, due 2/8/12 (Note E)	86,981,899
65,000,000	Freddie Mac Discount Notes, 0.08%, due 9/19/11 (Notes B, E)	64,993,365
100,000,000	Freddie Mac Discount Notes, 0.03%, due 9/20/11 (Notes B, E)	99,995,833
50,000,000	Freddie Mac Discount Notes, 0.03%, due 9/23/11 (Notes B, E)	49,997,792
		707,996,085

	U.S. TREASURY OBLIGATIONS—3.2%
50,000,000	U.S. Treasury Bills, 0.05%, due 11/17/11 (Note B)	49,992,500
100,000,000	U.S. Treasury Note, 4.63%, due 8/31/11	100,358,405
40,000,000	U.S. Treasury Note, 1.00%, due 8/31/11	40,023,464
		190,374,369

	CORPORATE OBLIGATIONS

	BANKS—2.2%
22,000,000	Wachovia Corp., 0.38%, due 10/15/11 (Note A)	22,005,994
18,200,000	Wachovia Corp., 0.40%, due 3/1/12 (Note A)	18,218,311
13,000,000	Wachovia Corp., 0.38%, due 4/23/12 (Note A)	13,013,316
31,362,000	Wells Fargo & Co., MTN, 0.90%, due 8/29/11 (Note A)	31,378,205
50,000,000	Wells Fargo & Co., 0.34%, due 1/24/12 (Note A)	50,021,939
		134,637,765

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	DOMESTIC/FOREIGN BANK SUPPORTED—1.2%
$50,545,000	Corporate Finance Managers Inc., Ser B, 0.18% (LOC: Wells Fargo Bank, N.A.) (Note C)	$50,545,000
2,178,000	Kern Water Bank Authority, Ser. 2003, 0.18% (LOC: Wells Fargo Bank, N.A.) (Note C)	2,178,000
615,000	Lauren Co. LLC, 0.23% (LOC: Wells Fargo Bank, N.A.) (Notes C, D)	615,000
15,200,000	Net Magan Two, Ser. 2006, 0.18% (LOC: Wachovia Bank, N.A.) (Note C)	15,200,000
1,300,000	PCP Investors LLC, Ser. 2003, 0.18% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,300,000
		69,838,000

	FINANCIALS—3.7%
49,000,000	Nestle Fin. Intl., 0.12%, due 10/19/11 (Note A)	48,987,096
75,480,000	Procter & Gamble Int'l. Funding, 1.35%, due 8/26/11 (Note A)	75,537,223
49,000,000	Toyota Motor Credit Corp. MTN, 0.29%, due 1/12/12 (Note A)	49,000,000
48,000,000	Toyota Motor Credit Corp. MTN, 0.26%, due 2/23/12 (Note A)	48,000,000
1,500,000	Westgate Investment Fund, 0.18%, due 2/1/12 (Note A)	1,500,000
		223,024,319

	TOTAL CORPORATE OBLIGATIONS—7.1%	427,500,084

	MUNICIPAL OBLIGATIONS—12.5%
2,955,000	California State EFA, Stanford University, Ser. L, 0.04% (Note C)	2,955,000
16,900,000	California State EFA, TECP, 0.20%, due 8/19/11	16,900,000
4,130,000	California State HFA, Home Mortgage Proj., Ser. M, 0.20% (LOC: Fannie Mae) (Note C, E)	4,130,000
3,800,000	California State HFA, MFH Proj., Ser. F, 0.05% (LOC: Fannie Mae; Freddie Mac) (Note C, E)	3,800,000
5,000,000	California State, Infrastructure & EDR Bonds, Buck Inst. Age Research Proj., 0.05% (LOC: U.S. Bank, N.A.) (Note C)	5,000,000
19,425,000	California State, Infrastructure & EDR Bonds, J. Paul Getty Proj., Ser. B, 0.23% (Note C)	19,425,000
18,600,000	California State, Infrastructure & EDR Bonds, Los Angeles Museum Proj., Ser.A, 0.18% (LOC: Wells Fargo Bank, N.A.) (Note C)	18,600,000
4,500,000	California State, Muni. Fin. Auth. Rev. Bonds, La Sierra Univ. Proj., Ser. B, 0.06% (LOC: Wells Fargo Bank, N.A.) (Note C)	4,500,000
48,700,000	California State, PCFA, Pacific Gas & Electric Proj., Ser. C, 0.30% (LOC: JPMorgan Chase Bank) (Note C)	48,700,000
3,030,000	California Statewide CDA, Crossing Sr. Phase II Proj., Ser. J, 0.18% (LOC: Fannie Mae) (Notes C, E)	3,030,000
11,800,000	California Statewide CDA, John Muir Health Proj., Ser. A, 0.18% (LOC: Wells Fargo Bank, N.A.) (Note C)	11,800,000
3,000,000	Coconino Cnty. PCFA, Arizona Pub. Svc. Co. Proj., 0.21% (LOC: JPMorgan Chase Bank) (Note C)	3,000,000
20,135,000	Connecticut State Health & Ed. Rev. Bonds, Yale Univ. Proj., Ser. V-1, 0.14 (Note C)	20,135,000
10,950,000	Connecticut State Health & Ed. Rev. Bonds, Yale Univ. Proj., Ser. Y-3, 0.14 (Note C)	10,950,000
3,500,000	Emery Cnty., PCFA, Pacificorp Proj., 0.07% (LOC: Wells Fargo Bank N.A.) (Note C)	3,500,000
3,350,000	Greater East Texas Higher Ed., Ser. B, 0.08% (LOC: State Street Bank & Trust Co.) (Note C)	3,350,000
16,950,000	Gulf Coast Waste Disposal Auth., Exxon Mobil Proj., Ser. B, 0.22% (Note C)	16,950,000
15,300,000	Harris Cnty. IDA, Exxon Mobil Proj., 0.22% (Note C)	15,300,000
10,000,000	Idaho State TANS, 2.00%, due 6/29/12	10,157,809
10,400,000	Illinois State DFA, American College of Surgeons Proj., 0.39% (LOC: Northern Trust Company) (Note C)	10,400,000
6,585,000	Indiana State, Health Sys. Fin. Auth., Sisters St. Francis Proj., Ser. I, 0.07% (LOC: Wells Fargo Bank, N.A.) (Note C)	6,585,000
3,000,000	Los Angeles Cnty. Met. Transn. Auth. Rev. Bonds, Prop. C Proj., Ser. C-4., 0.05% (LOC: US Bank N.A.)	3,000,000
60,000,000	Lower Neches Valley Auth., Exxon-Mobil Proj., Ser. B, 0.22% (Note C)	60,000,000
15,000,000	Lower Neches Valley Auth. Rev. Bonds, 0.22% (Note C)	15,000,000
17,000,000	Minnesota State, Office of Higher Education, Ser. A, 0.15% (LOC: U.S. Bank, N.A.) (Note C)	17,000,000
3,000,000	Missouri State HEFA, Lutheran Sr. Scs. Proj., 0.06% (LOC: PNC Bank, N.A.) (Note C)	3,000,000
10,300,000	Missouri State HEFA, Health Care Proj., Ser. B, 0.25% (LOC: PNC Bank, N.A.) (Note C)	10,300,000
14,025,000	Nassau Cnty. Interim Fin. Auth., Ser. C, 0.07% (Note C)	14,025,000
2,800,000	New York State HFA, 363 West 30th St. Proj., Ser. A, 0.18% (LOC: Freddie Mac) (Notes C, E)	2,800,000
2,620,000	New York State HFA, Dekalb Ace Proj., Ser. B, 0.17% (LOC: Wachovia Bank, N.A.) (Note C)	2,620,000
10,661,000	New York State Power Auth., TECP, 0.22%, due 9/20/11	10,657,743
2,700,000	NYC IDA, MSMC Realty Corp. Proj., 0.08% (LOC: JPMorgan Chase Bank) (Note C)	2,700,000
25,005,000	NYC Mun. Wtr. Fin. Auth., 2nd Gen Resolution Proj., Ser. AA-1, 0.30% (Note C)	25,005,000
25,805,000	Oakland-Alameda Cnty. TECP, 0.22%, due 9/15/11	25,805,000
18,000,000	Oregon State TANS, 2.00%, due 6/29/12	18,288,672
45,000,000	Sacramento, Mun. Utilities Auth., TECP, 0.10%, due 9/12/11	45,000,000
10,000,000	Santa Clara Cnty. Fin. Auth. Rev. Bonds (El Camino Hosp. Proj.) Ser. A, 0.05% (LOC: Wells Fargo Bank, N.A.) (Note C)	10,000,000
8,000,000	South Placer CA, Wastewater Auth., Ser. A, 0.04% (LOC: State Street Bank & Trust Co.) (Note C)	8,000,000
6,160,000	South Placer CA, Wastewater Auth., Ser. B, 0.04% (LOC: U.S. Bank, N.A.) (Note C)	6,160,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS (continued)
$3,600,000	St. Joseph IDA, Heartland Regional Medical Ctr. Proj., Ser. A, 0.06% (LOC: U.S. Bank, N.A.) (Note C)	$3,600,000
10,000,000	Syracuse NY IDA, Syracuse Univ. Proj., Ser. A., 0.06% (LOC: JPMorgan Chase Bank) (Note C)	10,000,000
11,500,000	Texas State GO, Veterans Hsg. Proj., 0.13% (Note C)	11,500,000
28,300,000	Texas State PFA, TECP, 0.15%, due 8/22/11	28,300,000
24,800,000	University of California, TECP, 0.25%, due 9/8/11	24,800,000
4,700,000	University of California Rev. Bonds, Ser. Y-1, 0.27% (Note C)	4,700,000
10,000,000	University of California Rev. Bonds, Ser. Z-1, 0.11% (Note C)	10,000,000
42,000,000	University of Texas, TECP, 0.22%, due 10/4/11	42,000,000
44,000,000	University of Texas, TECP, 0.19%, due 10/19/11	44,000,000
20,965,000	Valdez, Alaska Marine Term. Rev. Bonds, Exxon Mobil Pipeline Co. Proj., Ser. B, 0.20% (Note C)	20,965,000
13,065,000	Vermont State, Student Assistance Auth., Ser. B-1, 0.17% (LOC: Bank of New York, N.A.) (Note C)	13,065,000
2,700,000	Washington State HFC, Olympic Place Apts. Proj., Ser. A, 0.21% (LOC: Washington Trust Bank) (Note C)	2,700,000
16,000,000	Wayne Cnty., Detroit Met. Wayne Arpts., Ser. E, 0.09% (LOC: PNC Bank, N.A.) (Note C)	16,000,000
		750,159,224

	REGIONAL GOVERNMENT OBLIGATIONS—4.4%
23,415,000	Academy of the New Church, 0.18%, due 2/1/25 (Note A)	23,415,000
35,000,000	International Bank for Reconstruction & Development, 0.07%, due 9/19/11 (Note A)	34,996,665
55,937,000	Province of Ontario, 5.00%, due 10/18/11 (Note A)	56,491,845
84,716,000	Province of Ontario, 2.63%, due 1/20/12 (Note A)	85,603,515
60,230,000	Export Development Canada, 2.63%, due 11/15/11 (Note A)	60,644,278
		261,151,303

	REPURCHASE AGREEMENTS
225,000,000	Barclays Capital, Inc.
	•0.13% dated 7/29/11, due 8/1/11 in the amount of $225,002,438
	•fully collateralized by U.S. Treasury Notes, coupon range 1.13%-2.63%
	maturity range 12/15/12-6/30/14, value $229,500,092	225,000,000

370,213,000	Deutsche Bank Securities Inc.
	•0.18% dated 7/29/11, due 8/1/11 in the amount of $370,218,553
	•fully collateralized by Fannie Mae and Freddie Mac obligations, coupon range 0.00%-5.87%
	maturity range 8/22/11-11/15/30, value $377,619,975	370,213,000

170,000,000	RBC Capital Markets Corp.
	•0.13% dated 7/29/11, due 8/1/11 in the amount of $170,001,842
	•fully collateralized by various U.S. government obligations, coupon range 0.00%-1.13%
	maturity range 1/5/12-3/31/12, value $173,400,059	170,000,000

	TOTAL REPURCHASE AGREEMENTS—12.8%	765,213,000

	TOTAL INVESTMENTS (Cost $5,976,468,716)†—99.8%	5,976,468,716

	OTHER ASSETS AND LIABILITIES, NET—0.2%	12,261,701

	NET ASSETS—100.0%	$5,988,730,417

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Variable rate securities. The rates shown are the current rates on July 31, 2011.

(B)	The rate shown is the effective yield at time of purchase.

(C)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates. The rate shown is the current rate on July 31, 2011.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

(D)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2011, the securities amounted to $779,039,025 or 13.0%.

(E)
On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

CDA	Community Development Authority
DFA	Development Finance Authority
EDR	Economic Development Revenue
EFA	Educational Finance Authority
GO	General Obligation
HEFA	Housing & Educational Finance Authority
HFA	Housing Finance Authority
HFC	Housing Finance Commission
IDA	Industrial Development Authority
LOC	Letter of Credit
MFH	Multi-Family Housing
MTN	Medium Term Note
N.A.	National Association
PCFA	Pollution Control Finance Authority
TANS	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper

As of July 31, 2011, all the investments are classified as Level 2. For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS

	FANNIE MAE—8.6%
$45,000,000	Discount Notes, 0.70%, due 8/24/11 (Notes B, C)	$44,997,988
47,200,000	Discount Notes, 0.08%, due 9/14/11 (Notes B, C)	47,195,327
13,000,000	Discount Notes, 0.11%, due 11/2/11 (Notes B, C)	12,996,306
10,000,000	Discount Notes, 0.11%, due 11/9/11 (Notes B, C)	9,996,944
12,500,000	Discount Notes, 0.10%, due 1/11/12 (Notes B, C)	12,494,623
		127,681,188

	FEDERAL FARM CREDIT BANK—19.9%
20,000,000	Discount Notes, 0.06%, due 11/29/11 (Note B)	19,991,333
20,000,000	Notes, 0.13%, due 9/16/11 (Note A)	20,000,000
50,000,000	Notes, 0.13%, due 9/20/11 (Note A)	50,000,000
20,000,000	Notes, 0.15%, due 10/26/11 (Note A)	20,000,000
45,200,000	Notes, 0.12%, due 12/7/11 (Note A)	45,190,673
50,000,000	Notes, 0.30%, due 12/12/11 (Note A)	50,032,023
50,000,000	Notes, 0.09%, due 3/2/12 (Note A)	50,000,000
24,000,000	Notes, 0.25%, due 4/2/12 (Note A)	23,995,962
15,000,000	Notes, 0.27%, due 4/25/12 (Note A)	15,000,639
		294,210,630

	FEDERAL HOME LOAN BANK—24.2%
35,000,000	Discount Notes, 0.09%, due 9/9/11 (Note B)	34,996,777
25,000,000	Discount Notes, 0.09%, due 1/25/12 (Note B)	24,988,938
46,000,000	Notes, 0.10%, due 8/12/11 (Note A)	45,999,298
15,000,000	Notes, 5.38%, due 8/19/11	15,038,255
25,000,000	Notes, 0.22%, due 10/13/11 (Note A)	25,002,223
25,000,000	Notes, 0.16%, due 10/21/11 (Note A)	25,000,598
30,000,000	Notes, 0.75%, due 11/21/11	30,049,849
25,000,000	Notes, 0.16%, due 1/18/12 (Note A)	25,002,355
30,000,000	Notes, 0.18%, due 1/19/12 (Note A)	30,000,000
30,000,000	Notes, 0.18%, due 1/24/12 (Note A)	30,000,000
26,640,000	Notes, 0.12%, due 1/30/12 (Note A)	26,636,960
20,000,000	Notes, 0.18%, due 2/2/12 (Note A)	20,000,000
25,000,000	Notes, 0.10%, due 5/15/12 (Note A)	25,000,000
		357,715,253

	FREDDIE MAC—23.3%
40,000,000	Discount Notes, 0.13%, due 8/1/11 (Notes B, C)	40,000,000
30,000,000	Discount Notes, 0.15%, due 8/2/11 (Notes B, C)	29,999,875
40,000,000	Discount Notes, 0.08%, due 8/29/11 (Notes B, C)	39,997,667
65,000,000	Discount Notes, 0.13%, due 9/19/11 (Notes B, C)	64,988,192
50,000,000	Discount Notes, 0.03%, due 9/20/11 (Notes B, C)	49,997,917
30,000,000	Discount Notes, 0.03%, due 9/23/11 (Notes B, C)	29,998,675
12,500,000	Discount Notes, 0.03%, due 10/11/11 (Notes B, C)	12,499,260
18,000,000	Discount Notes, 0.12%, due 11/28/11 (Notes B, C)	17,992,860
20,000,000	Notes, 0.15%, due 12/14/11 (Notes A, C)	20,000,018
40,000,000	Notes, 0.10%, due 2/8/12 (Notes A, C)	39,991,678
		345,466,142

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—76.0%	1,125,073,213

	U.S. TREASURY OBLIGATIONS—4.7%
40,000,000	U.S. Treasury Notes, 4.63%, due 8/31/11 (Note B)	40,143,362
30,000,000	U.S. Treasury Notes, 1.00%, due 8/31/11 (Note B)	30,017,598
		70,160,960

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	REPURCHASE AGREEMENTS—19.4%
$100,000,000	Barclays Capital Inc.
	• 0.13% dated 7/29/11, due 8/1/11 in the amount of $100,001,083
	• fully collateralized by a U.S. Treasury Note, coupon 2.750%
	maturity 2/28/13, value $102,000,026	$100,000,000

136,517,000	Deutsche Bank Securities Inc.
	• 0.18% dated 7/29/11, due 8/1/11 in the amount of $136,519,048
	• fully collateralized by a Fannie Mae and Federal Farm Credit Bank discount notes, coupon 0.000%
	maturity range 10/11/11-1/18/12, value $139,247,959	136,517,000

50,000,000	RBC Capital Markets Corp.
	• 0.13% dated 7/29/11, due 8/1/11 in the amount of $50,000,542
	• fully collateralized by a U.S. Treasury Note, coupon 1.500%
	maturity 6/30/16, value $51,000,016	50,000,000
		286,517,000

	TOTAL INVESTMENTS (Cost $1,481,751,173)† —100.1%	1,481,751,173

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.1%)	(1,067,914)

	NET ASSETS—100.0%	$1,480,683,259

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Variable rate securities. The rates shown is the current rate on July 31, 2011.

(B)	The rate shown is the effective yield at time of purchase.

(C)
On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

	As of July 31, 2011, all the investments are classified as Level 2. For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	ALASKA—3.3%
$9,000,000	Anchorage TANS, 1.50%, due 12/29/11	$9,044,966
15,000,000	Valdez Marine Exxon Rev. Bonds (Exxon Pipeline Proj.) Ser. B, 0.20% (Note C)	15,000,000
1,600,000	Valdez Marine Exxon Rev. Bonds (Exxon Pipeline Proj.) Ser. C, 0.20% (Note C)	1,600,000
		25,644,966

	ALABAMA—0.6%
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.) 0.29% (LOC: U.S. Bank, N.A.) (Note C)	4,650,000

	ARIZONA—1.6%
12,870,000	Coconino Cnty. Rev. Bonds 0.21% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	12,870,000

	CALIFORNIA—14.4%
12,000,000	Dev. Rev. Bonds (Childrens Hospital Proj.) Ser. D, 0.20% (LOC: Bank of Montreal) (Note C)	12,000,000
13,000,000	Dev. Auth. Gas Rev. Bonds, 0.07%	13,000,000
26,334,286	Freddie Mac, Rev. Bonds, Ser. M001, 0.18% (LOC: Freddie Mac) (Notes C, D)	26,334,286
17,625,000	HFA Rev. Bonds, MFH, Ser. B, 0.07% (TCLF: Fannie Mae; Freddie Mac) (Notes C, D)	17,625,000
18,400,000	HFA Rev. Bonds, Ser. M, 0.05% (LOC: Fannie Mae) (Notes C, D)	18,400,000
4,100,000	Los Angeles Cnty. TECP, 0.11%, due 9/26/11	4,100,000
440,000	PCFA Rev. Bonds, Ser. C, 0.30% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	440,000
1,200,000	PCFA Rev. Bonds, Ser. E, 0.18% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	1,200,000
800,000	PCFA Rev. Bonds, Ser. F, 0.18% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	800,000
8,000,000	Sacramento TECP, 0.16%, due 8/9/11	8,000,000
5,000,000	Sacramento TECP, 0.10%, due 9/12/11	5,000,000
7,100,000	San Francisco (City & County), Airports Comm. Auth. Rev. Bonds, Ser. A-1, 0.07% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	7,100,000
		113,999,286

	COLORADO—1.3%
1,035,000	Boulder Hsg. Auth. Rev. Bonds (Broadway East Apts.) 0.18% (LOC: U.S. Bank, N.A.) (Note C)	1,035,000
2,080,000	Educ. & Cultural Facs. Auth. Rev. Bonds (Natl. Jewish Fedn.) Ser. F-2, 0.20% (LOC: Northern Trust Company) (Note C)	2,080,000
2,000,000	HFA Rev. Bonds (Ready Foods Inc. Proj.) 0.13% (LOC: U.S. Bank, N.A.) (Note C)	2,000,000
4,000,000	HFA Rev. Bonds (Single Family Proj.) 0.07% (LOC: Fannie Mae) (Notes C, D)	4,000,000
800,000	HFA Rev. Bonds (Warneke Paper Box Co. Proj.) 0.25% (LOC: Wells Fargo Bank, N.A.) (Note C)	800,000
		9,915,000

	CONNECTICUT—1.1%
8,690,000	HEFA Rev. Bonds, TECP (Yale University) Ser. X-2, 0.05%, due 8/8/11	8,690,000

	FLORIDA—2.4%
7,025,000	Alachua Cnty., HFA Rev. Bonds (Brookside Apts. Proj.) 0.12% (LOC: Fannie Mae) (Notes C, D)	7,025,000
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 0.12% (LOC: Fannie Mae) (Notes C, D)	2,500,000
9,550,000	Miami-Dade Cnty., IDA Rev. Bond, 0.15% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	9,550,000
		19,075,000

	GEORGIA—3.1%
4,350,000	Douglas Cnty. Dev. Auth. Rev. Bonds (Pandosia LLC Proj.) Ser. A, 0.15% (LOC: Wells Fargo Bank, N.A.) (Note C)	4,350,000
20,000,000	Main Street National Gas Rev. Bonds, Ser. A, 0.08% (Note C)	20,000,000
		24,350,000

	IDAHO—1.5%
12,000,000	Idaho State TANS, 2.00%, due 6/29/12	12,189,371

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE
	ILLINOIS—4.7%
$16,918,000	Educ. Facs. Auth. TECP, 0.30%, due 5/5/11 (LOC: JPMorgan Chase Bank, N.A.)	$16,918,000
5,000,000	Educ. Facs. Auth.Rev. Bonds (Adler Planetarium Proj.), 0.05%, (LOC: PNC Bank, N.A.) (Note C)	5,000,000
1,800,000	Fin. Auth. Rev. Bonds (Carle Fdtn. Proj.) Ser. B, 0.03% (LOC: Northern Trust Company) (Note C)	1,800,000
3,700,000	Fin. Auth. Rev. Bonds (Carle Fdtn. Proj.) Ser. C, 0.04% (LOC: Northern Trust Company) (Note C)	3,700,000
3,600,000	Fin. Auth. Rev. Bonds (Rush Univ. Med. Ctr. Proj.) Ser. A, 0.06% (LOC: Northern Trust Company) (Note C)	3,600,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) 0.13% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	2,100,000
3,630,000	Oswego IDRB (Griffith Labs. Proj.) 0.22% (LOC: Wells Fargo Bank, N.A.) (Note C)	3,630,000
		36,748,000
	INDIANA—1.0%
675,000	DFA Rev. Bonds (Sheet Metal Workers Local 20) 0.28% (LOC: US Bank, N.A.) (Note C)	675,000
4,000,000	Fin. Auth. Rev. Bonds (Parkview Hlth Sys. Proj.) Ser. C, 0.05% (LOC: PNC Bank, N.A.) (Note C)	4,000,000
3,000,000	Fin. Auth. Rev. Bonds (Sisters St. Francis Proj.) 0.07% (LOC: Wells Fargo Bank, N.A.) (Note C)	3,000,000
		7,675,000

	IOWA—1.7%
8,170,000	Fin. Auth. IDRB (Cone Enterprise Proj.) 0.15% (LOC: Wells Fargo Bank, N.A.) (Note C)	8,170,000
4,000,000	Fin. Auth. Rev. Bonds (Corp Center Assoc.) 0.09% (LOC: Wells Fargo Bank, N.A.) (Note C)	4,000,000
1,085,000	Fin. Auth. Rev. Bonds (Embria Health) 0.25% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,085,000
		13,255,000
	KENTUCKY—0.7%
1,900,000	Kentucky State (Ppty and Bldgs Proj. #72) 5.38%, due 6/29/12 (LOC: NATL-RE)	1,916,253
3,300,000	Williamstown, League of Cities Funding Trust, Ser. B, 0.09% (LOC: U.S. Bank, N.A.) (Note C)	3,300,000
		5,216,253

	MICHIGAN—4.1%
8,155,000	HDA Rev. Bonds (Alderwood Proj.) 0.27% (LOC: FHLB) (Note C)	8,155,000
17,260,000	HDA Rev. Bonds, Ser. B, 0.07% (LOC: Fannie Mae) (Notes C, D)	17,260,000
7,000,000	Michigan State GO, Ser. A, 2.00%, due 9/30/11	7,018,022
		32,433,022

	MINNESOTA—2.0%
10,750,000	Office of Higher Ed. (Suppl. Student Ln. Proj.) Ser. B, 0.07% (LOC: U.S. Bank, N.A.) (Note C)	10,750,000
5,000,000	St. Paul Hsg & Redev. Auth., Rev. Bond (Allina Health Sys. Proj.) Ser. C, 0.08% (LOC: Wells Fargo & Co.) (Note C)	5,000,000
		15,750,000

	MISSOURI—3.1%
13,650,000	Missouri State HEFA (Lutheran Senior Svcs. Proj.), 0.06% (LOC: PNC Bank, N.A.) (Note C)	13,650,000
11,000,000	St. Joseph IDRB (Heartland Regl. Med. Ctr.) Ser. A, 0.06% (LOC: U.S. Bank, N.A.) (Note C)	11,000,000
		24,650,000

	NEW JERSEY—0.1%
635,000	EDA Rev. Bonds (Accurate Box Co.) 0.20% (LOC: Wells Fargo Bank, N.A.) (Note C)	635,000

	NEW MEXICO—0.6%
5,000,000	Fin. Auth. Trans. Rev. Bonds, Sub-Ser. A-1, 0.04% (LOC: State Street Bank & Trust Co.) (Note C)	5,000,000

	NEW YORK—8.6%
4,000,000	Dorm. Auth. Rev. Bonds, TECP, 0.17%, due 11/7/11	4,000,000
20,000,000	Long Island Power Auth. TECP, 0.23%, due 12/2/11	20,000,000
7,000,000	NYC HDC Rev. Bonds (Lyric Dev Proj.) Ser. A, 0.18% (LOC: Fannie Mae) (Notes C, D)	7,000,000
16,000,000	NYC Liberty Dev. Corp. Rev. Bonds (World Trade Ctr. Proj.) Ser. A-2, 0.35% (Note C)	16,000,000
2,400,000	NYC GO, Ser. F-6, 0.08% (LOC: Morgan Guaranty Trust) (Note C)	2,400,000
2,700,000	NYC Muni Wtr. Fin. Rev. Bonds (2nd Generation Res.) Ser. DD-3A, 0.15% (Note C)	2,700,000
5,000,000	Nassau Health Care Corp., Ser. D-1, 0.09% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	5,000,000
10,950,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 0.32%, due 9/1/11 (LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of New York, NY; Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden-Wuerttemberg; State Street Bank & Trust Co.)	10,950,000
		68,050,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE
	OHIO—2.5%
$6,800,000	Allen Cnty. Ohio Hosp. Facs., Rev. Bonds (Catholic Healthcare Proj.) Ser. D, 0.07% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	$6,800,000
2,000,000	Franklin Cnty. Ohio Health Care, Rev. Bonds (Ohio Presbyterian Proj.) 0.06% (LOC: PNC Bank, N.A.) (Note C)	2,000,000
11,250,000	Parma Cmnty. Ohio Hosp. Impt., Rev. Bonds (General Hosp. Proj.) Ser. A, 0.06% (LOC: PNC Bank, N.A.) (Note C)	11,250,000
		20,050,000

	OREGON—1.5%
12,000,000	Oregon State TANS, 2.00%, due 6/29/12	12,192,448

	PENNSYLVANIA—7.5%
11,275,000	Allegheny Cnty, Hospital Dev. Auth. Rev. Bonds (Univ. Pitts. Med. Ctr. Proj.) Ser. C, 0.05% (LOC: PNC Bank, N.A.) (Note C)	11,275,000
6,200,000	Berks Cnty, Muni Auth. Rev. Bonds (Reading Hosp. & Med. Ctr Proj.) Ser. A-4, 0.09% (Note C)	6,200,000
9,800,000	Berks Cnty, Muni Auth. Rev. Bonds (Reading Hosp. & Med. Ctr Proj.) Ser. A-5, 0.25% (Note C)	9,800,000
15,000,000	Pennsylvania State Univ. Rev. Bonds, Ser. B, 0.30% (Note C)	15,000,000
7,875,000	Philadelphia Gas Works Rev. Bonds, Ser. E, 0.10% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	7,875,000
5,325,000	Philadelphia Indl. Auth. Rev. Bonds, Ser. B-3, 0.06% (LOC: PNC Bank, N.A.) (Note C)	5,325,000
4,000,000	Washington Cnty. Pennsylvania Hosp. Auth. Rev. Bonds (Washington Hosp. Proj.) 0.47% (LOC: Wells Fargo Bank N.A.) (Note C)	4,000,000
		59,475,000

	TEXAS—12.6%
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.) 0.20% (LOC: Fannie Mae) (Notes C, D)	6,000,000
10,000,000	Greater East Higher Ed. Rev. Bonds, 0.08% (LOC: State Street Bank & Trust Co.) (Note C)	10,000,000
10,000,000	Greater East Higher Ed. Rev. Bonds, Ser B, 0.08% (LOC: State Street Bank & Trust Co.) (Note C, D)	10,000,000
2,000,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Exxon Mobil Proj.) Ser. B, 0.22% (Note C)	2,000,000
19,000,000	Harris Cnty. TANS, 1.50%, due 2/29/12	19,149,921
2,250,000	Lower Neches Valley Auth. Rev. Bonds (Exxon Mobil Proj.) Sub-Ser. A-2, 0.20% (Note C)	2,250,000
4,835,000	Lower Neches Valley Auth. Rev. Bonds (Exxon Mobil Proj.) Sub-Ser. B-3, 0.22% (Note C)	4,835,000
2,000,000	Public Fin. Auth. TECP, 0.31%, due 8/4/11	2,000,000
31,000,000	State of Texas TRANS, 2.00%, due 8/31/11	31,042,267
3,000,000	Tarrant Cnty. Cultural Ed. Rev. Bonds (Baylor Health Care Sys. Proj.) 0.05% (LOC: Northern Trust Company) (Note C)	3,000,000
4,000,000	Tarrant Cnty. Cultural Ed. Rev. Bonds (Baylor Health Care Sys. Proj.) 0.07% (LOC: Wells Fargo Bank N.A.) (Note C)	4,000,000
4,900,000	University of Texas (Perm. Univ. Funding Sys. Proj.) Ser. A, 0.04% (Note C)	4,900,000
		99,177,188

	UTAH—1.6%
8,205,000	MFH Rev. Bonds (Pointe Apts. Proj.) 0.18% (LOC: US Bank, N.A.) (Note C)	8,205,000
4,260,000	Park City Rev. Bonds (Ski & Snowboard Assoc.) 0.10% (LOC: Wells Fargo Bank, N.A.) (Note C)	4,260,000
		12,465,000

	VARIOUS STATES—3.8%
19,691,111	Freddie Mac, Rev. Bonds, Ser. M002, 0.18% (Notes C, D)	19,691,111
10,049,317	Freddie Mac, Rev. Bonds, Ser. M008, 0.18% (Notes C, D)	10,049,317
		29,740,428
	VERMONT—3.0%
23,360,000	Vermont State, Student Assistance Rev. Bonds, Ser B-1, 0.17% (LOC: BNY Mellon) (Note C)	23,360,000

	VIRGINIA—3.9%
11,500,000	Norfolk Economic Dev. Auth. Rev. Bonds (Sentara Healthcare Proj.) 0.41% (Note C)	11,500,000
15,000,000	Norfolk TECP, 0.31%, due 8/3/11	15,000,000
4,320,000	Norfolk TECP, 0.23%, due 9/20/11	4,320,000
		30,820,000

	WASHINGTON—4.8%
300,000	EDA Rev. Bonds (Seadrunar Proj.) 0.18% (LOC: US Bank, N.A.) (Note C)	300,000
9,320,000	HFC Rev. Bonds (Boardwalk Apt. Proj.) Ser. A, 0.21% (LOC: Fannie Mae) (Notes C, D)	9,320,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 0.21% (LOC: Fannie Mae) (Notes C, D)	6,200,000
6,365,000	HFC Rev. Bonds (Eagle's Landing Apt. Proj.) 0.21% (LOC: Fannie Mae) (Notes C, D)	6,365,000
1,600,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 0.11% (LOC: US Bank, N.A.) (Note C)	1,600,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE
	WASHINGTON (continued)
$2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.) Ser. A, 0.21% (LOC: Fannie Mae) (Notes C, D)	$2,000,000
4,700,000	HFC Rev. Bonds (Olympics Place Proj.) 0.21% (LOC: Washington Trust Bank, N.A.) (Note C)	4,700,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.) Ser. A, 0.13% (LOC: US Bank, N.A.) (Note C)	2,250,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.) Ser. A, 0.21% (LOC: Fannie Mae) (Notes C, D)	4,620,000
800,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) 0.13% (LOC: US Bank, N.A.) (Note C)	800,000
		38,155,000

	WISCONSIN—0.1%
1,000,000	State of Wisconsin, TECP, 0.31%, due 8/2/11	1,000,000

	WYOMING—2.5%
900,000	Lincoln Cnty. (Exxon Proj.) Ser. A, 0.23% (Note C)	900,000
1,600,000	Lincoln Cnty. (Exxon Proj.) Ser. B, 0.23% (Note C)	1,600,000
2,100,000	Lincoln Cnty. (Exxon Proj.) Ser. C, 0.23% (Note C)	2,100,000
15,000,000	Student Loan Auth., Ser. A-2, 0.08% (LOC: Royal Bank of Canada) (Note C)	15,000,000
		19,600,000

	TOTAL MUNICIPAL OBLIGATIONS (Cost $786,830,962)†—99.7%	786,830,962

	OTHER ASSETS AND LIABILITIES, NET—0.3%	2,702,607

	NET ASSETS—100.0%	$789,533,569

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Variable rate securities. The rates shown is the current rate on July 31, 2011. Date shown represents the next interest reset date.

(B)	The rate shown is the effective yield at time of purchase.

(C)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates. The rate shown is the current rate on July 31, 2011.

(D)
On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

DFA	Developmental Finance Authority
EDA	Economic Development Authority
EDC	Economic Development Corporation
FHLB	Federal Home Loan Bank
GO	General Obligation
HDA	Housing Development Authority
HDC	Housing Development Corporation
HEFA	Housing & Educational Finance Authority
HFA	Housing Finance Authority
HFC	Housing Finance Commission
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MFH	Multi-Family Housing
N.A.	National Association
PCFA	Pollution Control Finance Authority
TANS	Tax Anticipation Notes
TCLF	Temporary Credit Liquidity Facility
TECP	Tax-Exempt Commercial Paper
TRANS	Tax & Revenue Anticipation Notes

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

As of July 31, 2011, all the investments are classified as Level 2. For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA—100.6%
$6,360,000	ABAG Fin. Auth. for Nonprofit Corps. (Pt Loma Nazarene) 0.13% (LOC: Wells Fargo Bank, N.A.) (Note A)	$6,360,000
19,350,000	Educational Facilities (CA Institute of Technology) Ser. B, 0.12% (Note A)	19,350,000
11,000,000	Educational Facilities TECP, 0.20%, due 8/19/11	11,000,000
24,668,642	Freddie Mac MFC Rev. Bonds, Ser. M001, 0.18% (LOC: Freddie Mac) (Notes A, B)	24,668,642
10,065,443	Freddie Mac MFC Rev. Bonds, Ser. M007, 0.18% (LOC: Freddie Mac) (Notes A, B)	10,065,443
4,250,000	GO Bonds (Kindergarten) Ser. A-2, 0.06% (LOC: State Street Bank & Trust Co.) (Note A)	4,250,000
5,000,000	GO Bonds, Ser. A-3, 0.06% (LOC: Bank of Montreal) (Note A)	5,000,000
8,100,000	Health Facilities Auth. Rev. Bonds (Childrens Hospital Sys. Proj.) Ser. C, 0.15% (LOC: U.S. Bank, N.A.) (Note A)	8,100,000
4,000,000	HFA Rev. Bonds, MFH, Ser. A, 0.20% (LOC: Fannie Mae) (Notes A, B)	4,000,000
6,100,000	HFA Rev. Bonds, MFH, Ser. B, 0.17% (LOC: Fannie Mae) (Notes A, B)	6,100,000
3,000,000	HFA Rev. Bonds, MFH, Ser. E, 0.17% (LOC: Fannie Mae) (Notes A, B)	3,000,000
1,500,000	Infrastructure & EDR Bonds (J Paul Getty Proj.) Ser. B, 0.03% (Note A)	1,500,000
3,500,000	Infrastructure & EDR Bonds (J Paul Getty Proj.) Ser. B, 0.05% (Note A)	3,500,000
2,800,000	Infrastructure & EDR Bonds (Nature Kist Snacks Proj.) 0.24% (LOC: Wells Fargo Bank, N.A.) (Note A)	2,800,000
880,000	Infrastructure & EDR Bonds, Ser. A, 0.34% (LOC: Comerica Bank, N.A.) (Note A)	880,000
1,037,000	Irvine Assessment District No. 94-13 (Oak Creek) Special Assessment Bonds, Ser. 1997, 0.22% (LOC: State Street
	Bank & Trust Co.) (Note A)	1,037,000
7,500,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) Ser. A, 0.17% (LOC: Fannie Mae) (Notes A, B)	7,500,000
2,500,000	Long Beach Cty. TECP, 0.24%, due 9/9/11	2,500,000
3,900,000	Los Angeles Cnty. Leasing TECP, 0.11%, due 9/26/11	3,900,000
4,800,000	Los Angeles Cnty. Met. Transn. Auth. Rev. Bonds, Ser. C2, 0.15%, (LOC: U.S. Bank, N.A.) (Note A)	4,800,000
2,050,000	Los Angeles Cnty. Met. Transn. Auth. Rev. Bonds, Ser. C4, 0.12%, (LOC: U.S. Bank, N.A.) (Note A)	2,050,000
2,000,000	Los Angeles Wastewater Sys. Rev. Bonds, Ser B, 0.15% (LOC: JPMorgan Chase Bank)	2,000,000
1,530,000	Muni. Fin. Auth. Rev. Bonds (Goodwill Inds.-Orange Cnty.) 0.23%, (LOC: Wells Fargo Bank, N.A.) (Note A)	1,530,000
2,400,000	Muni. Fin. Auth. Rev. Bonds (La Sierra Univ. Proj.) Ser. A, 0.13%, (LOC: Wells Fargo Bank, N.A.) (Note A)	2,400,000
3,500,000	Muni. Fin. Auth. Rev. Bonds (La Sierra Univ. Proj.) Ser. B, 0.13%, (LOC: Wells Fargo Bank, N.A.) (Note A)	3,500,000
100,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) Ser. C, 0.25% (LOC: JP Morgan Chase Bank) (Note A)	100,000
11,000,000	Riverside Cty. Teeter Fin. Auth. TECP, 0.18%, due 10/7/11	11,000,000
4,500,000	Sacramento Muni. Utl. Auth. TECP, 0.15%, due 8/2/11	4,500,000
15,000,000	Sacramento Muni. Utl. Auth. TECP, 0.16%, due 8/9/11	15,000,000
5,600,000	Sacramento Cnty. Sanitation Dist. Fin. Auth. Rev. Bonds (District A) 0.06%, (LOC: JP Morgan Chase Bank) (Note A)	5,600,000
3,250,000	San Diego Cnty. COP, 0.18% (LOC: Northern Trust Company) (Note A)	3,250,000
6,900,000	San Francisco (City & County), Airports Comm. Auth. Rev. Bonds, Ser. A-1, 0.17% (LOC: JPMorgan Chase & Co.) (Note A)	6,900,000
1,000,000	Santa Clara Cnty. Fin. Auth. Rev. Bonds (El Camino Hosp. Proj.) Ser. A, 0.14% (LOC: Wells Fargo Bank, N.A.) (Note A)	1,000,000
1,435,000	Santa Clara Cnty. Fin. Auth. Rev. Bonds (Hsg. Auth. Office Proj.) Ser. A, 0.15% (LOC: U.S. Bank, N.A.) (Note A)	1,435,000
7,700,000	Santa Cruz Cnty. Hsg. Auth. Rev. Bonds (Paloma Del Mar Apts. Proj.) Ser. A, 0.28% (LOC: Wells Fargo Bank, N.A.) (Note A)	7,700,000
2,800,000	South Placer Wastewater Auth. Rev. Bonds, Ser. A, 0.13%, (LOC: State Street Bank & Trust Co.) (Note A)	2,800,000
2,000,000	South Placer Wastewater Auth. Rev. Bonds, Ser. B, 0.13%, (LOC: U.S. Bank, N.A.) (Note A)	2,000,000
12,000,000	Statewide CDA Rev. Bonds, 0.17% (Note A)	12,000,000
10,000,000	Statewide CDA Rev. Bonds (Childrens Hospital Proj.) 0.06% (LOC: Bank of Montreal) (Note A)	10,000,000
5,000,000	Statewide CDA Rev. Bonds (Chino Hills) 0.16% (LOC: Fannie Mae) (Notes A, B)	5,000,000
9,600,000	Statewide CDA Rev. Bonds (Coventry Place Apts. Proj.) 0.25% (LOC: Fannie Mae) (Notes A, B)	9,600,000
2,605,000	Statewide CDA Rev. Bonds (Masters College Proj.) 0.15% (LOC: U.S. Bank, N.A.) (Note A)	2,605,000
3,600,000	Statewide CDA Rev. Bonds (Pavillion Apts) 0.16% (LOC: Fannie Mae) (Notes A, B)	3,600,000
7,509,000	University of CA TECP, 0.18%, due 9/1/11	7,509,000
9,200,000	University of CA TECP, 0.2f%, due 9/8/11	9,200,000
3,200,000	Ventura Cty. TECP, 0.12%, due 11/4/11	3,200,000
10,650,000	Ventura Cty. TECP, 0.13%, due 11/4/12	10,650,000
1,300,000	Whittier Health Facilities Auth. Rev. Bonds (Presb. Inter-Comm. Proj.) Ser. A, 0.13% (LOC: U.S. Bank, N.A.) (Note A)	1,300,000
7,500,000	Whittier Health Facilities Auth. Rev. Bonds (Presb. Inter-Comm. Proj.) Ser. B, 0.13% (LOC: U.S. Bank, N.A.) (Note A)	7,500,000

	TOTAL MUNICIPAL OBLIGATIONS (Cost $285,240,085)†—100.6%	285,240,085

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.6%)	(1,593,010)

	NET ASSETS—100.0%	$283,647,075

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates. The rate shown is the current rate on July 31, 2011.

(B)
On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

ABAG	Association of Bay Area Government
CDA	Community Development Authority
COP	Certificate of Participation
EDR	Economic Development Revenue
GO	General Obligation
HFA	Housing Finance Authority
LOC	Letter of Credit
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
N.A.	National Association
PCR	Pollution Control Revenue Bond
TECP	Tax-Exempt Commercial Paper

As of July 31, 2011, all the investments are classified as Level 2. For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	NEW YORK—92.6%
$3,520,000	Albany, IDA Rev. Bonds (South Mall Towers Proj.) Ser. A, 0.17% (LOC: Fannie Mae) (Notes A, B)	$3,520,000
6,000,000	Dorm. Auth. Rev. Bonds (Columbia University) Ser. A, 0.12% (Note A)	6,000,000
7,300,000	Dorm. Auth. Rev. Bonds (Rockefeller University) Ser. B, 0.16% (Note A)	7,300,000
3,000,000	Dorm. Auth. TECP, 0.17%, due 11/7/11	3,000,000
1,600,000	Dutchess Cty. IDA Rev. Bonds (Marist College) Ser. A, 0.19% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	1,600,000
2,130,000	Geneva HFA Rev. Bonds (Depaul Community Facs.) Ser. A, 0.22% (LOC: Federal Home Loan Bank) (Note A)	2,130,000
2,000,000	HFA Rev. Bonds (150 East 44th St. Proj.) Ser. A, 0.17% (LOC: Fannie Mae) (Notes A, B)	2,000,000
3,000,000	HFA Rev. Bonds (1500 Lexington Ave. Proj.) Ser. A, 0.15% (LOC: Fannie Mae) (Notes A, B)	3,000,000
1,000,000	HFA Rev. Bonds (240 East 39th St. Proj.) Ser. A, 0.20% (LOC: Freddie Mac) (Notes A, B)	1,000,000
6,300,000	HFA Rev. Bonds (345 East 94th St. Proj.) Ser. A, 0.17% (LOC: Freddie Mac) (Notes A, B)	6,300,000
5,400,000	HFA Rev. Bonds (345 East 94th St. Proj.) Ser. A, 0.17% (LOC: Freddie Mac) (Notes A, B)	5,400,000
6,240,000	HFA Rev. Bonds (80 Dekalb Ave. Proj.) Ser. A, 0.17% (LOC: Wachovia Bank) (Notes A)	6,240,000
5,000,000	HFA Rev. Bonds (Bowery Place Proj.) Ser. A, 0.14% (LOC: Freddie Mac) (Notes A, B)	5,000,000
7,900,000	HFA Rev. Bonds (Dekalb Ace Proj.) Ser. B, 0.17% (LOC: Wachovia Bank) (Note A)	7,900,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A, 0.25% (LOC: Fannie Mae) (Notes A, B)	1,400,000
1,200,000	HFA Rev. Bonds (Gotham West Proj.) Ser. A-2, 0.14% (LOC: Wells Fargo Bank) (Note A)	1,200,000
2,250,000	HFA Rev. Bonds (West 38th St. Proj.) 0.17% (LOC: Fannie Mae) (Notes A, B)	2,250,000
6,000,000	Liberty Dev. Corp. Rev. Bonds (World Trade Ctr. Proj.) Ser. A-2, 0.35% (Note A)	6,000,000
900,000	Long Island Power Auth. Rev. Bonds, Ser. 1-B, 0.06% (LOC: State Street Bank & Trust Co.) (Note A)	900,000
1,981,000	Long Island Power Auth. TECP, 0.16%, due 10/19/11 (LOC: State Street Bank & Trust Co.)	1,981,000
850,000	Long Island Power Auth. TECP, 0.16%, due 10/19/11 (LOC: State Street Bank & Trust Co.)	850,000
600,000	Metropolitan Trans. Auth. Rev. Bonds, Ser. B-2, 0.07% (LOC: BNP Paribas) (Note A)	600,000
400,000	Nassau Cty. Interim Fin. Auth. Rev. Bonds, Ser. C, 0.16% (Note A)	400,000
5,000,000	Nassau Health Care Rev. Bonds, 0.16% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	5,000,000
800,000	NYC GO Bonds, Ser. F-6, 0.20% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	800,000
7,400,000	NYC HDC Rev. Bonds (Atlantic Court Apts.) Ser. A, 0.20% (LOC: Freddie Mac) (Notes A, B)	7,400,000
3,300,000	NYC HDC Rev. Bonds (Lyric Dev. Proj.) Ser. A, 0.20% (LOC: Fannie Mae) (Notes A, B)	3,300,000
5,000,000	NYC HDC Rev. Bonds (Nicole Proj.) Ser. A, 0.20% (LOC: Fannie Mae) (Notes A, B)	5,000,000
2,520,000	NYC IDA Rev. Bonds (MSMC Realty Corp. Proj.) 0.18% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	2,520,000
1,400,000	NYC IDA Rev. Bonds (USA Waste Services) 0.10% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	1,400,000
1,760,000	NYC Muni Wtr. Fin. Rev. Bonds, Sub-Ser. B-2, 0.15% (Note A)	1,760,000
10,100,000	NYC Muni Wtr. Fin. Rev. Bonds (2nd Generation Res.) Ser. AA-1, 0.26% (Note A)	10,100,000
2,700,000	NYC Muni Wtr. Fin. Rev. Bonds (2nd Generation Res.) Ser. DD-2, 0.07% (Note A)	2,700,000
2,800,000	NYC Transitional Future Tax Secured, Ser. A, 0.14% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	2,800,000
6,850,000	NY State TECP, 0.18%, due 10/7/11	6,850,000
1,685,000	Power Authority GO Bonds, 0.32% (Note A)	1,685,000
4,500,000	Power Authority GO Bonds, 0.32% (Note A)	4,500,000
3,000,000	Syracuse IDA Rev. Bonds (Syracuse University Proj.) Ser. A-2, 0.23% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	3,000,000
6,440,000	Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. B, 0.14% (LOC: State Street Bank & Trust Co.) (Note A)	6,440,000
		141,226,000

	U.S. GOVERNMENT AGENCY OBLIGATION—9.2%
14,000,000	Freddie Mac Discount Notes, 0.02%, due 9/7/11 (Notes B, C)	13,999,712

	TOTAL INVESTMENTS (Cost $155,225,712)†—101.8%	155,225,712

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(1.8%)	(2,719,027)

	NET ASSETS—100.0%	$152,506,685

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates. The rate shown is the current rate on July 31, 2011.

(B)
On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(C)	The rate shown is the effective yield at time of purchase.

GO	General Obligation
HDC	Housing Development Corporation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LOC	Letter of Credit
N.A.	National Association
TECP	Tax-Exempt Commercial Paper

As of July 31, 2011, all the investments are classified as Level 2. For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	COMMERCIAL PAPER

	BANKS—12.3%
$1,000,000	Australia & New Zealand Banking Group, 0.36%, due 11/22/11 (Note A)	$998,870
1,000,000	Bank of Montreal, 0.09%, due 9/1/11	999,923
1,000,000	Caisse Centrale Desjardins du Quebec, 0.10%, due 8/8/11 (Note A)	999,981
2,000,000	Caisse Centrale Desjardins du Quebec, 0.11%, due 8/29/11 (Note A)	1,999,837
2,000,000	Caisse Centrale Desjardins du Quebec, 0.10%, due 9/2/11 (Note A)	1,999,822
2,000,000	Commonwealth Bank of Australia, 0.32%, due 8/22/11 (Note A)	1,999,627
1,000,000	Commonwealth Bank of Australia, 0.11%, due 8/30/11 (Note A)	999,911
1,000,000	Commonwealth Bank of Australia, 0.27%, due 10/6/11 (Note A)	1,000,022
1,500,000	Commonwealth Bank of Australia, 0.29%, due 4/30/12 (Note A)	1,500,000
2,000,000	JPMorgan Chase Funding, 0.15%, due 8/4/11	1,999,975
1,000,000	JPMorgan Chase Funding, 0.10%, due 8/18/11	999,929
1,000,000	Quebec Province, 0.14%, due 10/14/11 (Note A)	999,723
		16,497,620

	DOMESTIC/FOREIGN BANK SUPPORTED—2.2%
1,500,000	National Australia Funding, 0.16%, due 9/6/11 (GTY: National Australia Bank) (Note A)	1,499,768
1,000,000	Nestle Finance International, Ltd., 0.12%, due 10/19/11 (GTY: Nestle SA)	999,737
500,000	New York State Power Authority, 0.22%, due 9/20/11 (GTY: JPMorgan Chase, Bank of Nova Scotia, State Street Bank and Trust Co., Wells Fargo Bank N.A., Bank of New York Mellon (The))	499,847
		2,999,352

	INDUSTRIAL & OTHER COMMERCIAL PAPER—9.0%
1,000,000	Board of Trustees of the Leland Stanford Jr. University, 0.15%, due 8/30/11	999,879
1,000,000	General Electric Capital Corp., 0.06%, due 8/11/11	999,983
1,000,000	Johnson and Johnson, 0.10%, due 9/2/11 (Note A)	999,911
1,000,000	Procter & Gamble Co., 0.08%, due 9/21/11 (Note A)	999,887
2,000,000	Procter & Gamble Co., 0.11%, due 11/14/11 (Note A)	1,999,358
4,005,000	University of California, 0.18%, due 9/20/11	4,003,978
1,000,000	University of California, 0.14%, due 11/15/11	999,588
1,000,000	Yale University, 0.18%, due 9/20/11	999,750
		12,002,334

	TOTAL COMMERCIAL PAPER—23.5%	31,499,306

	CERTIFICATES OF DEPOSIT—26.2%
2,000,000	Australia & New Zealand Banking Group, 0.18%, due 9/14/11	2,000,000
1,000,000	Australia & New Zealand Banking Group, 0.19%, due 9/29/11	1,000,000
2,000,000	Australia & New Zealand Banking Group, 0.18%, due 11/14/11	2,000,000
1,000,000	Bank of Montreal, 0.28%, due 10/24/11	1,000,000
1,000,000	Bank of Montreal, 0.28%, due 10/27/11	1,000,244
2,000,000	Bank of Nova Scotia, 0.23%, due 6/4/12	2,000,000
2,000,000	Bank of Nova Scotia, 0.60%, due 6/18/12	2,000,000
500,000	Canadian Imperial Bank of Commerce, 0.12%, due 8/10/11	500,000
1,000,000	Canadian Imperial Bank of Commerce, 0.24%, due 11/9/11	1,000,000
1,700,000	Canadian Imperial Bank of Commerce, 0.34%, due 1/17/12	1,700,000
1,500,000	Canadian Imperial Bank of Commerce, 0.17%, due 2/3/12	1,500,000
1,000,000	Canadian Imperial Bank of Commerce, 0.26%, due 4/30/12	1,000,000
1,000,000	National Bank of Australia, NY, 0.06%, due 8/22/11	999,997
1,000,000	National Bank of Australia, NY, 0.50%, due 12/30/11	1,001,042
2,000,000	National Bank of Canada, NY, 0.16%, due 8/9/11	2,000,000
1,000,000	National Bank of Canada, NY, 0.32%, due 11/3/11	1,000,000
1,000,000	National Bank of Canada, NY, 0.28%, due 12/28/11	1,000,000
1,500,000	National Bank of Canada, NY, 0.26%, due 6/1/12	1,500,000
2,000,000	Royal Bank of Canada, NY, 0.33%, due 12/2/11	2,000,000
2,000,000	Royal Bank of Canada, NY, 0.30%, due 12/23/11	2,000,000
1,000,000	Royal Bank of Canada, NY, 0.27%, due 1/20/12	1,000,000
1,000,000	Royal Bank of Canada, NY, 0.24%, due 3/29/12	1,000,000
1,000,000	Westpac Banking Corp., NY, 0.27%, due 10/11/11	1,000,000
2,000,000	Westpac Banking Corp., NY, 0.26%, due 11/3/11	2,000,520
1,000,000	Westpac Banking Corp., NY, 0.30%, due 1/23/12	1,000,000
1,000,000	Westpac Banking Corp., NY, 0.27%, due 4/13/12	1,000,000
		35,201,803

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS—8.0%
$1,000,000.00	Federal Farm Credit Bank, 0.16%, due 12/7/11 (Note C)	$999,794
1,000,000	Federal Farm Credit Bank, 0.30%, due 12/12/11 (Note C)	1,000,640
750,000	Federal Farm Credit Bank, 0.25%, due 4/2/12	749,874
5,000,000	Federal Home Loan Bank, 0.07%, due 8/2/11 (Note B)	4,999,990
3,000,000	Freddie Mac, 0.10%, due 2/8/12 (Notes C, D)	2,999,376
		10,749,674

	MUNICIPAL OBLIGATIONS—7.6%
1,000,000	Oakland-Alameda, TECP, 0.22%, due 9/15/11	1,000,000
300,000	Santa Clara County, FA, RB, 0.05% (Note E)	300,000
1,000,000	State of Idaho, TAN, 2.00%, due 6/29/12	1,015,781
2,500,000	Syracuse IDA, RB, 0.06% (Note E)	2,500,000
1,000,000	Texas, PFA, TECP, 0.15%, due 8/22/11	1,000,000
300,000	University of California, RB, 0.27% (Note E)	300,000
3,000,000	University of Texas, TECP, 0.22%, due 10/4/11	3,000,000
1,000,000	University of Texas, TECP, 0.19%, due 10/19/11	1,000,000
		10,115,781

	CORPORATE OBLIGATIONS

	BANKS—4.9%
512,000	Wachovia Corp., 0.40%, due 3/1/12 (Note C)	512,534
6,000,000	Wells Fargo & Co., Ser. E, MTN, 0.90%, due 8/29/11 (Note C)	6,003,044
		6,515,578

	FINANCIALS—3.0%
1,000,000	Procter & Gamble International Funding, 1.35%, due 8/26/11	2,000,000
1,000,000	Toyota Motor Credit Corp., 0.30%, due 1/12/12 (Note A)	1,000,758
2,000,000	Toyota Motor Credit Corp., 0.31%, due 2/23/12 (Note A)	1,000,000
		4,000,758

	TOTAL CORPORATE OBLIGATIONS—7.9%	10,516,336

	REGIONAL GOVERNMENT OBLIGATIONS—4.5%
1,000,000	Export Development Canada, 2.63%, due 11/15/11	1,006,878
2,000,000	Province of Ontario Canada, 5.00%, due 10/18/11	2,019,864
3,000,000	Province of Ontario Canada, MTN, 2.63%, due 1/20/12	3,031,460
		6,058,202

	U.S. TREASURY OBLIGATION—3.7%
5,000,000	U.S. Treasury Note, 4.63%, due 8/31/11	5,017,920

	REPURCHASE AGREEMENTS—18.5%
10,000,000	Barclays Capital Inc.
	• 0.13% dated 7/29/11, due 8/1/11 in the amount of $10,000,108
	• fully collateralized by a $10,150,300 U.S. Treasury note, coupon 1.00%
	maturity 7/31/11, value $10,200,085	10,000,000

14,800,000	Deutsche Bank Securities Inc.
	• 0.18% dated 7/29/11, due 8/1/11 in the amount of $14,800,222
	• fully collateralized by a $15,017,000 Fannie Mae obligation, coupon 1.45%
	maturity 1/24/14, value $15,096,611	14,800,000
		24,800,000

	TOTAL INVESTMENTS (Cost $133,959,022)†—99.9%	133,959,022

	OTHER ASSETS AND LIABILITIES , NET—0.1%	174,857

	NET ASSETS—100.0%	$134,133,879

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

(A)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2011, these securities amounted to $19,997,475 or 14.91% of net assets. These securities have been deemed liquid by the Board of Directors.

(B)	The rate shown is the effective yield at time of purchase.

(C)	Variable rate security. The rate shown is the current rate on July 31, 2011.

(D)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(E)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates. The rate shown is the current rate on July 31, 2011.

FA	Finance Authority
GTY	Guarantee
IDA	Industrial Development Agency
MTN	Medium Term Note
N.A.	National Association
PFA	Public Finance Authority
RB	Revenue Bond
TAN	Tax Anticipation Note
TECP	Tax-Exempt Commercial Paper

As of July 31, 2011, all the investments are classified as Level 2. For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MUNICIPAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	ALASKA—1.4%
$1,000,000	City of Anchorage, GO, TANS, 1.50% due 12/29/11	$1,004,996

	CALIFORNIA—26.2%
2,000,000	California University, TECP, 0.18% due 9/1/11	2,000,000
1,000,000	California University, TECP, 0.25% due 9/8/11	1,000,000
4,000,000	EFA, TECP, 0.20% due 8/19/11	4,000,000
1,000,000	Los Angeles County Metropolitan Transportation Auth., Rev. Bonds, Ser. C4, 0.05% (LOC: U.S. Bank N.A.) (Note A)	1,000,000
2,000,000	Sacramento Municipal Utility, TECP, 0.15% due 8/2/11	2,000,000
2,000,000	Sacramento Municipal Utility, TECP, 0.16% due 8/9/11	2,000,000
1,000,000	San Francisco City & County Airports Commission, AMT, Ser. A-1, 0.07% (LOC: JPMorgan Chase Bank) (Note A)	1,000,000
2,100,000	State of California GO, Ser. A-3, 0.17% (LOC: State Street Co.) (Note A)	2,100,000
3,500,000	Ventura County, TECP, 0.07% due 8/10/11	3,500,000
		18,600,000

	CONNECTICUT—1.1%
800,000	Connecticut State, HEFA, Rev. Bonds, (Yale University) 0.14% (Note A)	800,000

	FLORIDA—2.8%
2,000,000	Miami-Dade County, IDA, AMT, 0.15% (LOC: JPMorgan Chase Bank) (Note A)	2,000,000

	ILLINOIS—7.0%
4,000,000	EFA, TECP, 0.30% due 9/8/11	4,000,000
1,000,000	FA, Rev. Bonds, (The Alder Planetarium) 0.05% (LOC: PNC Bank N.A.) (Note A)	1,000,000
		5,000,000

	INDIANA—1.8%
1,250,000	FA, Rev. Bonds, Ser. C, (Parkview Health Systems) 0.05% (LOC: PNC Bank N.A.) (Note A)	1,250,000

	IOWA—1.4%
1,000,000	FA, Rev. Bonds, 0.26% (LOC: Wells Fargo Bank N.A.) (Note A)	1,000,000

	KENTUCKY—0.4%
300,000	Property & Building Commission, Rev. Bonds, 5.38%, due 10/1/11	302,566

	LOUISIANA—2.0%
1,400,000	City of Baton Rouge, Parish of East Baton Rouge, AMT, (Exxon Proj.) 0.22% (Note A)	1,400,000

	MICHIGAN—8.7%
2,200,000	HDA, AMT, Ser. B, 0.07% (LOC: Fannie Mae) (Note A)	2,200,000
2,000,000	State of Michigan, GO, Ser. A, 2.00%, due 9/30/11	2,005,149
2,000,000	University of Michigan, TECP, 0.16% due 8/2/11	2,000,000
		6,205,149

	NEW YORK—16.3%
300,000	Albany IDA, AMT, Ser. A, (South Mall Towers Proj.) 0.19% (Note A)	300,000
2,000,000	Dormitory Auth.,TECP, 0.17% due 11/7/11	2,000,000
1,300,000	New York City Municipal Water Finance Auth., Rev. Bonds, Ser. 3A, 0.15% (Note A)	1,300,000
1,000,000	New York City Municipal Water Finance Auth., Rev. Bonds, Ser. B-2, 0.05% (Note A)	1,000,000
3,000,000	New York Liberty Development Corp., Rev. Bonds, Ser. A-2, (World Trade Center Proj.) 0.35% (Note A)	3,000,000
3,300,000	New York Power Auth. GO, 0.32% (Note A)	3,300,000
500,000	New York State Dormitory Auth. Rev. Bonds, (Rockefeller University) 0.07% (Note A)	500,000
100,000	New York State HFA, AMT, (Union Square South Housing) 0.18% (Note A)	100,000
100,000	Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. B, 0.05% (LOC: State Street Co.) (Note A)	100,000
		11,600,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MUNICIPAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)
PRINCIPAL
AMOUNT		VALUE

	OREGON—2.1%
$1,500,000	Clackamas County Hospital Facility Auth., Rev. Bonds, Ser. B, (Legacy Health Systems) 0.06% (LOC: U.S. Bank N.A.) (Note A)	$1,500,000

	PENNSYLVANIA—6.6%
1,400,000	Berks County Municipal Auth., Rev. Bonds, Ser. A4, (Reading Hospital Medical Center) 0.09% (Note A)	1,400,000
2,850,000	Pennsylvania State University, Rev. Bonds, Ser. B, 0.30% (Note A)	2,850,000
475,000	Washington County Hospital Auth., Rev. Bonds, Ser. A, (Washington Hospital) 0.47% (LOC: Wells Fargo Bank N.A.) (Note A)	475,000
		4,725,000

	TEXAS—7.8%
1,000,000	County of Harris, GO, TANS, 1.50%, due 2/29/12	1,007,891
650,000	Greater Texas Foundation, AMT, Ser. B, 0.08% (LOC: State Street Co.) (Note A)	650,000
1,000,000	Public Fin. Auth., TECP, 0.15% due 8/22/11	1,000,000
2,000,000	Public Fin. Auth., TECP, 0.31% due 8/4/11	2,000,000
500,000	Tarrant County, Cultural EFFC, Rev. Bonds, (Baylor Health Care System) 0.05% (LOC: Northern Trust Co.) (Note A)	500,000
400,000	Tarrant County, Cultural EFFC, Rev. Bonds, (Baylor Health Care System) 0.07% (LOC: Wells Fargo Bank N.A.) (Note A)	400,000
		5,557,891

	UTAH—2.4%
1,700,000	Utah Housing Corp., AMT, (Hsg. Pointe Apts. Proj.) 0.18% (LOC: U.S. Bank N.A.) (Note A)	1,700,000

	VERMONT—1.1%
800,000	Vermont Student Assistance Corp., AMT, Ser. B-1, 0.17% (LOC: Bank of New York Mellon) (Note A)	800,000

	VIRGINIA—7.3%
500,000	Norfolk EDA, Rev. Bonds, Ser. A, (Sentara Healthcare) 0.41% (Note A)	500,000
2,500,000	Norfolk, TECP, 0.31% due 8/3/11	2,500,000
2,000,000	Norfolk IDA, TECP, 0.23% due 9/20/11	2,000,000
200,000	Suffolk HDA, Rev. Bonds, (Oak Springs Apartments) 0.15% (Note A)	200,000
		5,200,000

	WASHINGTON—2.0%
600,000	HFC, AMT, (Boardwalk Apartments Proj.) 0.21% (Note A)	600,000
800,000	HFC, AMT, (Lake Wash Apartment Proj.) 0.11% (LOC: U.S. Bank N.A.) (Note A)	800,000
		1,400,000

	WYOMING—1.5%
1,000,000	County of Lincoln, Rev. Bonds, (Pacificorp. Proj.) 0.08% (LOC: Wells Fargo Bank N.A.) (Note A)	1,000,000

	TOTAL MUNICIPAL OBLIGATIONS (Cost $71,045,602)†—99.9%	71,045,602

	OTHER ASSETS AND LIABILITIES, NET—0.1%	18,978

	NET ASSETS—100.0%	$71,064,580

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MUNICIPAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates. The rate shown is the current rate on July 31, 2011.

AMT	Alternative Minimum Tax (Subject to)
EDA	Economic Development Authority
EFA	Educational Facilities Authority
EFFC	Education Facilities Finance Corporation
FA	Finance Authority
GO	General Obligation
HDA	Housing Development Authority
HFC	Housing Finance Community
HEFA	Housing & Educational Finance Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LOC	Letter of Credit
N.A.	National Association
TANS	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper

As of July 31, 2011, all the investments are classified as Level 2. For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL U.S. GOVERNMENT FUND • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS

	FANNIE MAE—6.7%
$15,000,000	Discount Notes, 0.07%, due 8/24/11 (Notes A, C)	$14,999,329
20,000,000	Discount Notes, 0.08%, due 9/14/11 (Notes A, C)	19,998,020
4,300,000	Discount Notes, 0.11%, due 11/2/11 (Notes A, C)	4,298,778
6,310,000	Discount Notes, 0.11%, due 11/9/11 (Notes A, C)	6,308,072
12,500,000	Discount Notes, 0.10%, due 1/11/12 (Notes A, C)	12,494,623
		58,098,822

	FEDERAL FARM CREDIT BANK—14.5%
5,000,000	Discount Notes, 0.13%, due 11/28/11 (Note C)	4,997,851
5,000,000	Discount Notes, 0.13%, due 11/29/11 (Note C)	4,997,833
10,000,000	Notes, 0.17%, due 9/16/11 (Note B)	10,000,000
25,000,000	Notes, 0.13%, due 9/20/11 (Note B)	25,000,000
20,000,000	Notes, 0.15%, due 10/26/11 (Note B)	20,000,000
15,000,000	Notes, 0.16%, due 12/7/11 (Note B)	14,996,905
20,000,000	Notes, 0.30%, due 12/12/11 (Note B)	20,012,809
25,000,000	Notes, 0.12%, due 3/2/12 (Note B)	25,000,000
		125,005,398

	FEDERAL HOME LOAN BANK—22.5%
15,000,000	Discount Notes, 0.09%, due 9/9/11 (Note C)	14,998,619
32,055,000	Notes, 0.10%, due 8/12/11 (Note B)	32,054,511
10,000,000	Notes, 5.38%, due 8/19/11	10,025,503
22,700,000	Notes, 0.14%, due 9/15/11 (Note B)	22,700,000
25,000,000	Notes, 0.22%, due 10/13/11 (Note B)	25,002,223
25,000,000	Notes, 0.19%, due 10/21/11 (Note B)	25,000,598
15,000,000	Notes, 0.75%, due 11/21/11	15,024,925
25,000,000	Notes, 0.19%, due 1/18/12 (Note B)	25,002,355
20,000,000	Notes, 0.21%, due 1/19/12 (Note B)	20,000,000
5,000,000	Notes, 0.16%, due 2/2/12 (Note B)	5,000,000
		194,808,734

	FREDDIE MAC—17.7%
20,000,000	Discount Notes, 0.06%, due 8/1/11 (Notes A, C)	20,000,000
15,000,000	Discount Notes, 0.15%, due 8/2/11 (Notes A, C)	14,999,938
13,172,000	Discount Notes, 0.08%, due 8/29/11 (Notes A, C)	13,171,232
20,000,000	Discount Notes, 0.12%, due 9/19/11 (Notes A, C)	19,996,665
25,000,000	Discount Notes, 0.02%, due 9/20/11 (Notes A, C)	24,998,958
20,000,000	Discount Notes, 0.03%, due 9/23/11 (Notes A, C)	19,999,117
12,500,000	Discount Notes, 0.03%, due 10/11/11 (Notes A, C)	12,499,260
7,000,000	Discount Notes, 0.12%, due 11/28/11 (Notes A, C)	6,997,223
10,000,000	Notes, 0.15%, due 12/14/11 (Notes A, B)	10,000,009
10,000,000	Notes, 0.10%, due 2/8/12 (Notes A, B)	9,997,919
		152,660,321

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—61.4%	530,573,275

	U.S. TREASURY OBLIGATIONS—2.3%
10,000,000	U.S. Treasury Note, 4.63%, due 8/31/11	10,035,841
10,000,000	U.S. Treasury Note, 1.00%, due 8/31/11	10,005,867
		20,041,708

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL U.S. GOVERNMENT FUND • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	REPURCHASE AGREEMENTS—36.2%
$120,000,000	Barclays Capital Inc.
	• 0.13% dated 7/29/11, due 8/1/11 in the amount of $120,001,300
	• fully collateralized by a $87,912,100 U.S. Treasury note, coupon 6.75%
	maturity 8/15/26, value $122,400,027	$120,000,000

183,173,000	Deutsche Bank Securities Inc.
	• 0.18% dated 7/29/11, due 8/1/11 in the amount of $183,175,748
	• fully collateralized by various U.S. government obligations, coupon range 2.13%-5.00%,
	maturity range 11/15/13-11/17/17, value $186,838,853	183,173,000

10,000,000	RBC Capital Markets Corp.
	• 0.13% dated 7/29/11, due 8/1/11 in the amount of $10,000,108
	• fully collateralized by a $10,183,200 U.S. Treasury note, coupon 1.50%
	maturity 6/30/16, value $10,200,023	10,000,000
		313,173,000

	TOTAL INVESTMENTS (Cost $863,787,983)†—99.9%	863,787,983

	OTHER ASSETS AND LIABILITIES, NET—0.1%	445,586

	NET ASSETS—100.0%	$864,233,569

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

(A)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(B)	Variable rate security. The rate shown is the current rate on July 31, 2011.

(C)	The rate shown is the effective yield at time of purchase.

As of July 31, 2011, all the investments are classified as Level 2. For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL TREASURY OBLIGATIONS MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	U.S. TREASURY OBLIGATIONS—40.7%
$20,000,000	U.S. Treasury Bill, 0.21%, due 8/25/11 (Note A)	$19,997,230
10,000,000	U.S. Treasury Bill, 0.14%, due 9/1/11 (Note A)	9,998,777
10,000,000	U.S. Treasury Bill, 0.13%, due 9/8/11 (Note A)	9,998,612
10,000,000	U.S. Treasury Bill, 0.14%, due 9/15/11 (Note A)	9,998,256
10,000,000	U.S. Treasury Bill, 0.24%, due 9/22/11 (Note A)	9,996,584
10,000,000	U.S. Treasury Bill, 0.06%, due 10/20/11 (Note A)	9,998,678
10,000,000	U.S. Treasury Bill, 0.08%, due 10/27/11 (Note A)	9,998,175
10,000,000	U.S. Treasury Bill, 0.07%, due 11/10/11 (Note A)	9,998,036
10,000,000	U.S. Treasury Bill, 0.07%, due 11/17/11 (Note A)	9,997,840
10,000,000	U.S. Treasury Bill, 0.01%, due 12/1/11 (Note A)	9,999,322
5,000,000	U.S. Treasury Note, 4.63%, due 8/31/11	5,017,920
5,000,000	U.S. Treasury Note, 1.00%, due 9/30/11	5,006,696
5,000,000	U.S. Treasury Note, 4.63%, due 10/31/11	5,054,855
		125,060,981

	REPURCHASE AGREEMENTS—59.3%

42,140,000	Barclays Capital Inc.
	• 0.13% dated 7/29/11, due 8/1/11 in the amount of $42,140,457
	• fully collateralized by various U.S. Treasury obligations, coupon range 1.75%-2.50%,
	maturity range 3/31/13-4/15/13, value $42,982,860	42,140,000

70,000,000	Deutsche Bank Securities Inc.
	• 0.14% dated 7/29/11, due 8/1/11 in the amount of $70,000,817
	• fully collateralized by various U.S. Treasury obligations, coupon range 2.13%-8.00%,
	maturity range 10/31/16-2/15/40, value $71,400,052	70,000,000

70,000,000	RBC Capital Markets Corp.
	• 0.13% dated 7/29/11, due 8/1/11 in the amount of $70,000,758
	• fully collateralized by various U.S. Treasury obligations, coupon range 0.00%-1.50%,
	maturity range 1/5/12-6/30/16, value $71,400,100	70,000,000
		182,140,000

	TOTAL INVESTMENTS (Cost $307,200,981)†— 100.0%	307,200,981

	OTHER ASSETS AND LIABILITIES, NET—0.0%	139,277

	NET ASSETS—100.0%	$307,340,258

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

(A)	The rate shown is the effective yield at time of purchase.

As of July 31, 2011, all the investments are classified as Level 2. For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
 TDAM SHORT-TERM INVESTMENT FUND • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	CORPORATE OBLIGATIONS

	BANKS—17.6%
$100,000	Australia & New Zealand Banking Group Ltd., due 1/11/13 (Note B)	2.40	$101,874
115,000	Bank of New York Mellon Corp., MTN, due 11/1/11	5.13	116,265
20,000	Bank of New York Mellon Corp., MTN, due 3/23/12	5.00	20,588
12,000	Bank of New York Mellon Corp., MTN, due 11/1/12	4.95	12,633
60,000	Credit Suisse, due 7/2/12	3.45	61,553
235,000	Northern Trust Corp. due 8/29/11	5.30	235,836
60,000	Svenska Handelsbanken, due 9/14/12 (Note B)	2.88	61,355
297,000	Wells Fargo & Co., due 8/1/11	6.38	297,000
285,000	Westpac Banking Corp. due 11/19/12	2.25	290,369
			1,197,473

	FINANCIALS—10.7%
88,000	General Electric Capital Corp., MTN, due 8/13/12	3.50	90,638
175,000	General Electric Capital Corp., Ser. A, MTN, due 3/3/12	4.38	178,872
154,000	JPMorgan Chase & Co., due 1/15/12	4.50	156,209
295,000	Toyota Motor Credit Corp., due 12/5/12	1.90	299,891
			725,610

	INDUSTRIALS—26.2%
300,000	Abbott Laboratories, due 11/30/12	5.15	318,794
256,000	AstraZeneca, due 9/15/12	5.40	270,056
140,000	Colgate-Palmolive Co., MTN, due 5/15/13	4.20	149,060
51,000	Colgate-Palmolive Co., Ser. E, MTN, due 4/25/12	5.98	53,056
132,000	Pfizer Inc., due 3/15/12	4.45	135,298
300,000	Procter & Gamble International Funding due 8/26/11	1.35	300,183
137,000	Shell International Finance B.V., due 3/22/12	4.95	140,954
101,000	Shell International Finance B.V., due 9/22/11	1.30	101,163
240,000	Wal-Mart Stores Inc., due 4/5/12	5.00	247,487
65,000	Wyeth, due 3/15/13	5.50	69,996
			1,786,047

	TOTAL CORPORATE OBLIGATIONS—54.5%		3,709,130

	U.S. TREASURY OBLIGATIONS—10.4%
300,000	U.S. Treasury Note, due 5/15/13	1.38	305,508
400,000	U.S. Treasury Note, due 7/15/14	0.63	400,876
			706,384

	U.S. GOVERNMENT AGENCY OBLIGATIONS—9.0%
60,000	Fannie Mae, due 8/24/11 (Notes A, C)	0.07	59,998
50,000	Federal Farm Credit Bank, due 10/3/11	5.00	50,414
25,000	Federal Farm Credit Bank, due 12/22/11	4.95	25,466
85,000	Federal Farm Credit Bank, due 12/8/11	4.63	86,267
10,000	Federal Farm Credit Bank, due 4/25/12	4.40	10,298
15,000	Federal Farm Credit Bank, due 12/29/11	4.25	15,250
15,000	Federal Farm Credit Bank, due 2/13/12	3.30	15,241
50,000	Federal Farm Credit Bank, due 10/28/11	0.57	50,046
25,000	Federal Home Loan Bank, due 9/9/11	5.00	25,123
25,000	Federal Home Loan Bank, due 11/18/11	4.88	25,346
25,000	Federal Home Loan Bank, due 11/15/11	4.88	25,337
50,000	Federal Home Loan Bank, due 12/9/11	4.75	50,790
25,000	Federal Home Loan Bank, due 8/15/11	4.38	25,041
10,000	Federal Home Loan Bank, due 2/13/12	3.50	10,169
25,000	Federal Home Loan Bank, due 12/28/11	1.15	25,098
10,000	Federal Home Loan Bank, due 12/9/11	1.13	10,033
25,000	Federal Home Loan Bank, due 11/23/11	0.30	25,011
44,000	Freddie Mac, due 9/15/11 (Note A)	5.50	44,286
30,000	Tennessee Valley Authority, Ser. A, due 5/23/12	6.79	31,560
			610,774

	CERTIFICATES OF DEPOSIT—4.4%
300,000	U.S. Bank, N.A., due 8/1/11	6.38	300,000

TD ASSET MANAGEMENT USA FUNDS INC.
 TDAM SHORT-TERM INVESTMENT FUND • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	REGIONAL GOVERNMENT OBLIGATION—3.0%
$200,000	Province of Ontario Canada, due 10/18/11	5.00	$201,986

	REPURCHASE AGREEMENT—18.2%
1,239,000	Deutsche Bank Securities Inc.
	• 0.18% dated 7/29/11, due 8/1/11 in the amount of $1,239,019
	• fully collateralized by a $1,258,000 Fannie Mae obligation, coupon 1.45%
	maturity 1/24/14, value $1,264,669	0.18	1,239,000

	TOTAL INVESTMENTS (Cost $6,757,931)†—99.5%		6,767,274

	OTHER ASSETS AND LIABILITIES, NET—0.5%		34,557

	NET ASSETS—100.0%		$6,801,831

†	At July 31, 2011, the tax basis cost of the Fund's investments was $6,757,931 and the unrealized appreciation and depreciation were $10,048 and $(705), respectively.

(A)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(B)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2011, these securities amounted to $163,229 or 2.40% of net assets. These securities have been deemed liquid by the Board of Directors.

(C)	The rate shown is the effective yield at time of purchase.

MTN	Medium Term Note

N.A.	National Association

As of July 31, 2011, all the investments are classified as Level 2. For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	CORPORATE OBLIGATIONS

	BANKS—13.4%
$354,000	Bank of America Corp., due 5/15/14	7.38	$395,742
1,552,000	Bank of America Corp., due 9/15/12	4.88	1,608,286
750,000	Bank of New York Mellon Corp., MTN, due 11/1/12	4.95	789,572
750,000	Bank of Nova Scotia, due 1/22/13	2.25	767,810
764,000	Barclays Bank, due 9/12/12	5.45	801,772
1,000,000	Canadian Imperial Bank of Commerce, due 2/4/13 (Note B)	2.00	1,019,016
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank, due 8/17/12 (Note B)	2.65	1,021,198
408,000	Deutsche Bank, MTN, due 5/20/13	4.88	432,288
750,000	Nordea Bank, due 10/4/13 (Note B)	1.75	754,398
1,000,000	Royal Bank of Canada, due 1/15/14	1.13	1,009,573
1,075,000	U.S. Bancorp., MTN, due 9/13/13	1.38	1,084,433
500,000	Wells Fargo & Co. due 1/31/13	4.38	524,587
			10,208,675
	FINANCIALS—12.2%
900,000	Ally Financial Inc., due 10/30/12 (Note C)	1.75	915,042
381,000	Caterpillar Financial Services Corp., MTN, due 9/30/13	6.20	422,637
525,000	Caterpillar Financial Services Corp., due 12/20/13	1.55	532,346
840,000	Credit Suisse USA Inc., due 1/15/12	6.50	862,746
725,000	ERP Operating LP, due 3/15/12	6.63	750,495
250,000	General Electric Capital Corp., MTN, due 4/10/12	5.00	257,791
1,600,000	General Electric Capital Corp., MTN, due 8/11/15 (Note D)	2.50	1,597,110
350,000	General Electric Capital Corp., MTN, due 11/1/12 (Note D)	0.38	349,913
550,000	General Electric Capital Corp., MTN, due 12/20/13 (Note D)	0.37	540,861
750,000	John Deere Capital Corp., MTN, due 6/17/13	1.88	767,011
1,400,000	JPMorgan Chase & Co., due 10/1/12	5.38	1,473,291
800,000	Metropolitan Life Global Funding, due 9/17/12 (Note B)	2.88	817,295
			9,286,538

	FOREIGN GOVERNMENTS—4.5%
1,000,000	Province of New Brunswick, Canada, due 8/15/13	6.75	1,109,800
1,000,000	Province of Nova Scotia, Canada, due 7/21/15	2.38	1,038,630
500,000	Province of Ontario, Canada, due 7/15/13	3.50	527,527
750,000	Province of Ontario, Canada, due 11/19/12	1.88	764,016
			3,439,973

	GAS TRANSMISSION—3.6%
250,000	Kinder Morgan Energy Partners, due 11/15/14	5.13	276,043
500,000	Kinder Morgan Energy Partners, due 12/15/13	5.00	541,525
335,000	Nova Gas Transmission, Ltd., due 12/15/12	8.50	368,266
1,105,000	TransCanada PipeLines, Ltd., due 5/15/12	8.63	1,171,908
350,000	TransCanada PipeLines, Ltd., due 6/1/15	3.40	372,785
			2,730,527

	INDUSTRIALS—24.3%
1,000,000	Abbott Laboratories, due 11/30/12	5.15	1,062,647
1,300,000	Anheuser-Busch Worldwide Inc., due 3/26/13	2.50	1,334,919
780,000	Apache Corp., due 4/15/12	6.25	810,496
750,000	Bottling Group LLC, due 11/15/12	4.63	789,020
500,000	Canadian Natural Resources Ltd., due 10/1/12	5.45	526,488
250,000	Canadian Natural Resources Ltd., due 2/1/13	5.15	265,413
1,000,000	Coca-Cola Co., due 11/15/13	0.75	1,001,039
963,000	Colgate-Palmolive Co., MTN, due 5/15/13	4.20	1,025,322
650,000	Comcast Cable Communications, due 6/15/13	7.13	721,200
1,100,000	ConocoPhillips, due 10/15/12	4.75	1,155,292
589,000	CVS Caremark Corp., due 8/15/11	5.75	590,034
267,000	CVS Caremark Corp., due 9/15/14	4.88	296,058
1,025,000	Daimler Finance N.A., due 11/15/13	6.50	1,138,917
500,000	Diageo Capital PLC, due 1/30/13	5.20	532,912
410,000	General Dynamics Corp., due 1/15/15	1.38	414,949
750,000	Home Depot Inc., due 12/16/13	5.25	820,044
200,000	Husky Energy Inc., due 6/15/14	5.90	223,879
500,000	Johnson & Johnson, due 5/15/14	1.20	506,185
95,000	Kraft Foods Inc., due 6/1/12	6.25	99,527
78,000	Kraft Foods Inc., due 11/1/11	5.63	78,950
500,000	Kraft Foods Inc., due 5/8/13	2.63	515,782
1,000,000	Lockheed Martin Corp., due 3/14/13	4.12	1,054,496
1,144,000	McDonald's Corp., MTN, due 3/1/13	4.30	1,209,033
750,000	PepsiCo. Inc., due 3/1/14	3.75	803,694
600,000	Pfizer Inc., due 3/15/12	4.45	614,990
300,000	Rogers Communications Inc., due 6/15/13	6.25	328,323
556,000	Wyeth, due 3/15/13	5.50	598,739
			18,518,348

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)
PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	TELECOMMUNICATION SERVICES—1.5%
$240,000	AT&T Corp., due 11/15/11	7.30	$244,570
360,000	AT&T Inc., due 2/1/12	5.88	369,286
500,000	AT&T Inc., due 1/15/13	4.95	529,224
			1,143,080

	TRANSPORTATION SERVICES—2.1%
732,000	Union Pacific Corp., due 1/15/12	6.13	749,564
495,000	Union Pacific Corp., due 1/31/13	5.45	528,574
350,000	Union Pacific Corp., due 2/15/14	5.13	385,673
			1,663,811

	UTILITY SERVICES—4.3%
750,000	Consolidated Edison Co. of New York Inc., due 2/1/13	4.88	794,110
511,000	Consolidated Edison Co. of New York Inc., due 6/15/13	3.85	536,849
697,000	Duke Energy Carolinas LLC, due 11/30/12	5.63	740,712
500,000	Pacific Gas & Electric Co., due 12/1/13	6.25	557,365
692,000	Virginia Electric and Power Co., due 11/30/12	5.10	731,571
			3,360,607

	TOTAL CORPORATE OBLIGATIONS—65.9%		50,351,559

	U.S. TREASURY OBLIGATIONS—20.6%
2,000,000	United States Treasury Inflation Indexed Bonds, due 7/15/14	2.00	2,636,733
1,125,000	U.S. Treasury Note, due 6/15/12	2.00	1,140,732
1,200,000	U.S. Treasury Note, due 3/15/13	1.88	1,220,292
2,325,000	U.S. Treasury Note, due 12/15/12	1.38	2,351,703
3,750,000	U.S. Treasury Note, due 5/15/14	1.13	3,801,863
4,575,000	U.S. Treasury Note, due 9/15/13	0.75	4,610,026
			15,761,349

	U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS

	FANNIE MAE—5.6%
16,922	MBS Pools, due 2/1/25 (Note A)	10.00	17,859
9,655	MBS Pools, due 8/1/22 (Note A)	9.50	11,284
21,150	MBS Pools, due 6/1/15 (Note A)	9.00	21,866
52,566	MBS Pools, due 9/1/15 (Note A)	8.50	57,683
7,032	MBS Pools, due 4/1/15 (Note A)	8.00	7,127
19,476	MBS Pools, due 5/1/15 (Note A)	8.00	21,358
95,228	MBS Pools, due 6/1/15 (Note A)	8.00	103,560
25,167	MBS Pools, due 9/1/15 (Note A)	8.00	27,039
20,944	MBS Pools, due 10/1/15 (Note A)	8.00	22,969
22,673	MBS Pools, due 11/1/15 (Note A)	8.00	24,864
32,354	MBS Pools, due 1/1/16 (Note A)	8.00	35,394
13,825	MBS Pools, due 7/1/13 (Note A)	7.50	14,650
5,518	MBS Pools, due 3/1/15 (Note A)	7.50	6,035
81,229	MBS Pools, due 4/1/15 (Note A)	7.50	89,555
5,619	MBS Pools, due 6/1/16 (Note A)	7.50	6,195
32,082	MBS Pools, due 11/1/14 (Note A)	7.00	34,256
36,205	MBS Pools, due 12/1/15 (Note A)	7.00	39,021
20,463	MBS Pools, due 1/1/16 (Note A)	7.00	22,146
40,820	MBS Pools, due 3/1/16 (Note A)	7.00	45,076
47,542	MBS Pools, due 9/1/16 (Note A)	7.00	51,452
144,332	MBS Pools, due 6/1/17 (Note A)	7.00	159,380
646	MBS Pools, due 1/1/13 (Note A)	6.50	665
359	MBS Pools, due 3/1/13 (Note A)	6.50	371
24,323	MBS Pools, due 3/1/14 (Note A)	6.50	25,240
10,400	MBS Pools, due 9/1/14 (Note A)	6.50	11,049
645	MBS Pools, due 12/1/14 (Note A)	6.50	685
26,393	MBS Pools, due 5/1/15 (Note A)	6.50	28,508
7,147	MBS Pools, due 1/1/16 (Note A)	6.50	7,593
12,323	MBS Pools, due 2/1/16 (Note A)	6.50	13,311
712	MBS Pools, due 8/1/16 (Note A)	6.50	747
1,370	MBS Pools, due 3/1/17 (Note A)	6.50	1,504
81,539	MBS Pools, due 11/1/17 (Note A)	6.50	89,515
740	MBS Pools, due 4/1/14 (Note A)	6.00	803
750	MBS Pools, due 8/1/14 (Note A)	6.00	813
169,542	MBS Pools, due 9/1/17 (Note A)	6.00	184,456

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	FANNIE MAE—5.6% (continued)
$221,246	MBS Pools, due 8/1/19 (Note A)	6.00	$240,916
672,282	MBS Pools, due 6/1/23 (Note A)	6.00	731,843
204,135	MBS Pools, due 6/1/18 (Note A)	5.50	221,978
313,320	MBS Pools, due 6/1/22 (Note A)	5.50	339,662
13,896	MBS Pools, due 6/1/23 (Note A)	5.50	15,145
295,936	MBS Pools, due 1/1/24 (Note A)	5.50	320,816
889,222	MBS Pools, due 6/1/24 (Note A)	5.50	963,893
53,203	MBS Pools, due 3/1/23 (Note A)	5.00	57,158
224,827	MBS Pools, due 5/1/23 (Note A)	4.00	236,822
			4,312,262

	FREDDIE MAC—2.4%
9,072	MBS Pools, due 7/1/20 (Note A)	12.00	10,130
7,426	MBS Pools, due 6/1/16 (Note A)	9.00	8,389
27,687	MBS Pools, due 5/1/15 (Note A)	8.00	30,420
20,462	MBS Pools, due 6/1/15 (Note A)	8.00	22,455
10,705	MBS Pools, due 9/1/15 (Note A)	8.00	11,760
6,369	MBS Pools, due 2/1/17 (Note A)	8.00	7,215
43,654	MBS Pools, due 12/1/14 (Note A)	7.00	46,055
30,571	MBS Pools, due 3/1/16 (Note A)	7.00	32,252
8,991	MBS Pools, due 6/1/14 (Note A)	6.50	9,492
2,646	MBS Pools, due 7/1/14 (Note A)	6.50	2,813
891	MBS Pools, due 8/1/14 (Note A)	6.50	947
14,157	MBS Pools, due 9/1/14 (Note A)	6.50	14,982
21,905	MBS Pools, due 4/1/17 (Note A)	6.50	24,020
49,937	MBS Pools, due 2/1/19 (Note A)	6.50	54,872
325	MBS Pools, due 8/1/17 (Note A)	6.00	354
128,194	MBS Pools, due 8/1/24 (Note A)	6.00	139,539
6,751	MBS Pools, due 4/1/13 (Note A)	5.50	6,902
380,203	MBS Pools, due 12/1/17 (Note A)	5.50	411,239
484,633	MBS Pools, due 11/1/18 (Note A)	5.50	525,102
138,268	MBS Pools, due 1/1/21 (Note A)	5.50	150,678
166,434	MBS Pools, due 10/1/23 (Note A)	5.00	179,975
38,408	MBS Pools, due 5/1/18 (Note A)	4.50	40,368
112,519	MBS Pools, due 1/1/25 (Note A)	4.50	119,639
			1,849,598
	GINNIE MAE—3.5%
930	MBS Pools, due 9/15/13	7.50	940
785,954	MBS Pools, due 12/15/23	7.00	866,744
62,609	MBS Pools, due 12/15/28	7.00	72,987
10,914	MBS Pools, due 10/15/14	6.50	11,941
15,020	MBS Pools, due 4/15/16	6.50	16,433
3,102	MBS Pools, due 5/15/17	6.50	3,400
44,817	MBS Pools, due 3/15/23	6.50	49,145
19,739	MBS Pools, due 7/15/23	6.50	21,620
592	MBS Pools, due 7/15/29	6.50	679
26,428	MBS Pools, due 2/15/14	6.00	28,802
153,361	MBS Pools, due 12/15/16	6.00	167,235
119,770	MBS Pools, due 5/15/17	6.00	130,662
61,740	MBS Pools, due 6/15/18	6.00	66,740
120,550	MBS Pools, due 5/15/21	6.00	131,702
934,617	MBS Pools, due 9/15/23	6.00	1,018,295
23,995	MBS Pools, due 6/15/14	5.50	25,920
			2,613,245

	TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS—11.5%		8,775,105

	CERTIFICATES OF DEPOSIT—0.4%
250,000	Bank of Nova Scotia, due 3/5/12 (Note D)	0.56	250,348

	REPURCHASE AGREEMENT—1.0%
729,000	Deutsche Bank Securities Inc.
	• 0.18% dated 7/29/11, due 8/1/11 in the amount of $729,011
	• fully collateralized by a $740,000 Fannie Mae obligation, coupon 1.45%
	maturity 1/24/14, value $743,923	0.18	729,000

	TOTAL INVESTMENTS (Cost $75,056,184)†—99.4%		75,867,361

	OTHER ASSETS AND LIABILITIES, NET—0.6%		495,019

	NET ASSETS—100.0%		$76,362,380

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

†	At July 31, 2011, the tax basis cost of the Fund's investments was $75,056,184 and the unrealized appreciation and depreciation were $821,396 and $(10,219), respectively.

(A)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(B)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2011, these securities amounted to $3,611,907 or 4.73% of net assets. These securities have been deemed liquid by the Board of Directors.

(C)	Guaranteed by the Federal Deposit Insurance Corporation.

(D)	Variable rate security. The rate shown is the current rate on July 31, 2011.

Ginnie Mae	Government National Mortgage Association
MBS	Mortgage Backed Securities
MTN	Medium Term Note
N.A.	National Association

As of July 31, 2011, all the investments are classified as Level 2. For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM GLOBAL SUSTAINABILITY FUND • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudtied)

SHARES		VALUE

	COMMON STOCK

	AUSTRALIA—5.3%
75,200	Alumina Ltd.	$180,100
8,400	Australia & New Zealand Banking Group Ltd.	192,224
71,900	Lynas Corp. Ltd.*	169,827
25,400	Talison Lithium Ltd.*	117,038
		659,189
	AUSTRIA—0.6%
1,700	Verbund AG	69,554

	BELGIUM—1.0%
2,500	Umicore SA	127,973

	BRAZIL—1.0%
5,000	Banco Santander Brasil SA	46,400
2,300	Petroleo Brasileiro SA	78,131
		124,531

	CANADA—6.5%
10,000	5N Plus Inc.*	86,815
900	Agnico-Eagle Mines Ltd.	50,085
88,000	Azure Dynamics Corp.*	20,735
1,800	Barrick Gold Corp.	85,862
168,500	Great Western Minerals Group Ltd.*	155,283
2,600	Kinross Gold Corp.	42,476
10,300	Lundin Mining Corp.	77,447
3,300	Potash Corp. of Saskatchewan Inc.	190,625
2,700	Suncor Energy Inc.	103,544
		812,872

	CHINA—1.3%
16,500	Ping An Insurance Group Co.	160,588

	FRANCE—3.3%
270	BNP Paribas	17,641
1,100	LVMH Moet Hennessy Louis Vuitton SA	202,263
3,400	Sechilienne-Sidec*	81,109
2,050	Total SA	111,301
		412,314

	GERMANY—2.8%
500	Allianz SE	65,431
1,100	Bayer AG	88,414
500	Siemens AG	64,224
700	Wacker Chemie AG	132,988
		351,057

	ITALY—3.0%
39,300	Enel Green Power SpA	98,328
20,964	Landi Renzo SpA*	64,713
50,105	Piaggio & Co. SpA*	207,664
		370,705

	JAPAN—4.5%
8,200	Asahi Holdings Inc.	186,310
5,500	Daiseki Co. Ltd.	108,798
500	FANUC Corp.	95,006
6,000	Kubota Corp.	54,858
15	Osaka Securities Exchange Co. Ltd.	75,107
1,000	Toyota Motor Corp.	41,033
		561,112

	NETHERLANDS—1.3%
2,700	Koninklijke Philips Electronics NV	67,321
1,400	Nutreco NV	97,579
		164,900

	NORWAY—0.5%
3,000	Statoil ASA	74,206

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM GLOBAL SUSTAINABILITY FUND • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudtied)

SHARES		VALUE

	SWITZERLAND—7.5%
4,243	Credit Suisse Group AG	$153,419
4,424	Nestle SA	282,437
5,832	Novartis AG	359,360
800	Roche Holding AG	143,921
		939,137

	UNITED KINGDOM—13.5%
8,000	Barclays	29,290
7,501	BG Group	177,830
7,000	Diageo	143,082
12,500	HSBC Holdings	122,006
3,800	Johnson Matthey	127,272
17,600	Man Group	64,379
3,570	Rio Tinto	252,032
5,100	Rotork	132,798
22,500	Tesco	141,648
19,368	United Utilities Group	187,133
109,125	Vodafone Group	308,156
		1,685,626

	UNITED STATES—44.2%
1,200	3M Co.	104,568
3,600	Abbott Laboratories	184,752
800	Apple Inc.*	312,384
4,000	AT&T Inc.	117,040
8,600	Clean Energy Fuels Corp.*	137,686
2,200	Clean Harbors Inc.*	116,050
3,200	Coca-Cola Co.	217,632
1,200	First Solar Inc.*	141,876
1,000	Flowserve Corp.	99,380
3,500	Freeport-McMoRan Copper & Gold Inc.	185,360
2,700	Fuel Systems Solutions Inc.*	57,348
2,200	General Electric Co.	39,402
1,600	Goldman Sachs Group Inc.	215,952
400	Google Inc.*	241,476
7,200	Horsehead Holding Corp.*	80,424
6,600	Intel Corp.	147,378
900	International Business Machines Corp.	163,665
2,700	ITT Corp.	144,018
3,100	Johnson & Johnson	200,849
2,800	Johnson Controls Inc.	103,460
4,200	JPMorgan Chase & Co.	169,890
4,300	Kraft Foods Inc.	147,834
2,800	Lindsay Corp.	177,240
4,300	LKQ Corp.*	105,651
2,900	McDonald's Corp.	250,792
9,200	MEMC Electronic Materials Inc.*	68,264
1,900	Molycorp Inc.	120,897
1,900	NextEra Energy Inc.	104,975
2,800	NIKE Inc.	252,420
1,700	PepsiCo. Inc.	108,868
1,300	Praxair Inc.	134,732
2,800	Procter & Gamble Co.	172,172
2,900	Quest Diagnostics Inc.	156,629
1,700	Schlumberger Ltd.	153,629
4,600	Tesla Motors Inc.*	129,582
2,300	Veeco Instruments Inc.*	91,517
4,500	Verizon Communications Inc.	158,803
		5,514,595
	TOTAL COMMON STOCK—96.3%	12,028,359

	TOTAL INVESTMENTS (Cost $10,980,501)†—96.3%	12,028,359

	OTHER ASSETS AND LIABILITIES, NET—3.7%	456,755

	NET ASSETS—100.0%	$12,485,114

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM GLOBAL SUSTAINABILITY FUND • SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudtied)

†	At July 31, 2011, the tax basis cost of the Fund's investments was $10,980,501 and the unrealized appreciation and depreciation were $1,513,244 and $(465,386), respectively.

*	Non-income producing security.

As of July 31, 2011, all the investments are classified as Level 1. For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)
Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      TD Asset Management USA Funds Inc.

By (Signature and Title)*                                                                                                 /s/ Mark Bell, President

Date: September 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                                                                                                 /s/ Mark Bell, President

Date: September 27, 2011

By (Signature and Title)*                                                                                                 /s/ Eric Kleinschmidt, Treasurer

Date:September 27, 2011

* Print the name and title of each signing officer under his or her signature.